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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-7986

The Alger Institutional Funds
(Exact name of registrant as specified in charter)

111 Fifth Avenue New York, New York			10003
(Address of principal executive offices)			(Zip code)

Mr. Hal Liebes Fred Alger Management, Inc. 111 Fifth Avenue New York, New York 10003
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-806-8800

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2008

ITEM 1.  REPORT(S) TO STOCKHOLDERS.

Alger LargeCap Growth Institutional Fund
| Alger SmallCap Growth Institutional Fund |
Alger MidCap Growth Institutional Fund
| Alger Capital Appreciation Institutional Fund |

The Alger
Institutional Funds

SEMI-ANNUAL REPORT

April 30, 2008
(Unaudited)

Table Of Contents

THE ALGER INSTITUTIONAL FUNDS

Letter to Our Shareholders	1

Fund Highlights	9

Portfolio Summary	13

Schedules of Investments	14

Statements of Assets and Liabilities	32

Statements of Operations	34

Statements of Changes in Net Assets	36

Financial Highlights	38

Notes to Financial Statements	46

Additional Information	57

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Dear Shareholders,  May 30, 2008

Typically, halfway through the fiscal year is not the time to start making predictions. Those often rose-tinged foresights are usually better saved for year-end when the turbulence and froth of a hectic year have begun to settle down and investors have started to relax in an atmosphere of seasonal and consumer-driven glad tidings.

However, finding any reason to relax — much less celebrate — at our previous fiscal year-end proved difficult. Following one of the strongest growth-driven markets in years — with the Dow Jones Industrial Averagei spending several days above 14,000 — the end of 2007 saw the markets take a severe tailspin fueled by the subprime debacle and subsequent mass paranoia, only to worsen in early 2008. Only in the past month has the fallout begun to subside, providing investors with much needed breathing room.

So, while we'll save our broad predictions for another six months, we feel optimistic enough to reflect on why we think the worst of this cycle may be behind us, and why the recent downturn may actually provide investors with an opportunity to take advantage of what we are calling an "if only" market.

First Quarter Blues

The beginning of 2008 was remarkably painful in the markets, both in the United States and globally. Fall-out from the subprime mess touched almost every aspect of the economy, and reached well beyond the financial sector. The sell-off happened rapidly and with little fanfare, and few names or investors escaped unscathed. Without question, economic data for January was almost completely grim: an anemic jobs report that showed the first contraction (-17,000) of the labor force since 2003, although the unemployment rate did tick down to 4.9%; a preliminary reading of GDP growth for the last quarter of 2007 that showed the economy barely expanding at 0.6%.

It would be nice to say that the markets took these data points in stride. They did not. In fact, through the first week of February, both the S&P 500ii (down 9.3%) and the Nasdaqiii (down 13.2%) had their worst performance ever for the beginning of the year. While markets often end the year up when they begin the year down, the depth, speed, and intensity of the sell-off in January and early February hardly instilled investors with an optimistic sense of what lay ahead.

As of this writing, whether the economy as a whole ever officially entered a statistical recession or not seems beside the point. A significant majority of the American public — not to mention investors abroad — believed that it did, with investors feeling a significant psychological impediment to the aggressive devil-may-care spending of years past. Perception — particularly in the early months of 2008 — dictated that Wall Street earnings expectations for the year ahead were unrealistically high, with future growth likely to be minimal or non-existent.

Now, at the halfway mark of the fiscal year, it would be presumptuous to imply that the pain experienced during the first months of the year is over. Bear Stearn's meltdown may — or may not — be an isolated institutional failure, and repercussions from the fall-out may be felt throughout this year, and perhaps even into the next. As investors, we think that it's wise in the current market climate to take a conservative view of the economy and future earnings. At a time when negative results trigger sharp stock sell-offs and good results fade quickly, investors are well served by assessing base case and bear scenarios rigorously and steering clear of names where the downside risk outweighs the upside potential.

The above being said, we think there are certainly positives to consider, particularly concerning growth equity investing. Stocks and the economy do not necessarily move in sync, and few believe that we are looking at a protracted or steep economic contraction. Corporate balance sheets appear as stable and clean as they have ever been, with little debt and lots of cash. And the equity markets have already priced in most negative economic scenarios. In fact, we believe that years from now, today's market may be seen as one of the great "if only" markets: a missed opportunity for those who withdrew and have yet to re-enter; and a boom time for those who have returned or "stuck it out."

The "If Only" Market

What exactly is an "if only" market? It is a market looked back upon wistfully by those not in it, who mutter to themselves, "If only I had known then what I know now, I would have bought, bought, and bought some more." And then they sigh, and say even more quietly, "If only..."

This is not a judgment call on the next few months. The markets have been trading sideways since early February and may even "violate" the lows of January and go down sharply. However, in our view, the markets have been witnessing a classic financial crisis unfolding in the context of a softening domestic economy. Unlike previous crises, however, the present issues are offset by a climate of global strength that benefits the earnings potential of many U.S.-listed companies. It is also occurring in a world awash in liquidity and where interest rates are historically low.

Typically, in periods of market flight, it is rare for growth managers to do particularly well, especially when the selling is not based on weak fundamentals. However, stock declines notwithstanding, the composition of many of our portfolios suggest strong earnings and revenue growth, certainly when compared to the S&P 500, as well as price-to-earnings-growth ratios that we believe are quite reasonable.

Investors discounting the possibility of future growth — a typical reaction in negative markets — have themselves created buying opportunities. Some companies we follow have sold off as much as 30% or more with forward earnings still looking to be above 20%. In many cases, that leads to buy points for growth stocks at unusually low prices.

And just to put too fine a point on it, historical evidence shows us that "significantly down" quarters (defined as a decline of 5% or more of the S&P 500 over the last 25 years) rarely happen back-to-back. During the subsequent rebound periods, those markets were more likely to favor growth-style investing.

Our research has shown us that investors who immediately invested after each down quarter fared significantly better than investors who waited to invest only after returns had already improved or enough time for the "markets to stabilize" had passed. So, it's quite possible that, years from now, the second fiscal quarter of 2008 may be viewed as that tremendous quarter in which to have invested, leaving many investors saying, "If only I had gotten in then."

Portfolio Matters

Alger LargeCap Growth Institutional Fund

The Alger LargeCap Growth Institutional Fund returned -11.68% for the six months ended April 30, 2008, compared with a return of -9.28% for the Russell 1000 Growth Indexiv.

Information Technology represented an average weight of 30.58%. The Fund was overweight compared to the benchmark, but outperformed in this sector, despite a decidedly down market for tech stocks. Strong performers included Research In Motion, Ltd., manufacturer of the Blackberry and other wireless communication products, Take-Two Interactive Software, Inc., a leading developer and distributor of video and computer games, and Broadcom Corporation, a supplier of integrated circuits. In this sector, the Fund saw detractors from Cisco Systems, Inc., Google, Inc., and Microsoft Corp.

At an average weight of 16.38%, the Fund was overweight the benchmark, but outperformed in the Health Care sector. Leading contributors included Zimmer Holdings, Inc., a world leader in orthopedics and joint replacement solutions, Covidien Ltd., one of the largest healthcare devices and supplies companies worldwide, and Celgene Corp., a biopharmaceutical company developing innovative cancer therapies. Less impressive performances were seen from pharmaceutical distributors Merck & Co. Inc., and Schering-Plough Corp.

At an average weight of 10.98%, the Fund was underweight the benchmark in the Industrials sector and outperformed. BE Aerospace, the world's leading manufacturer of cabin interior products for commercial aircraft, Fluor Corporation, an engineering, construction, and maintenance services organizations, and First Solar, Inc., a manufacturer of thin film solar modules for solar power plants, were the key performers in this sector. Detractors included Boeing, Inc. the world's leading aerospace company, and General Electric Co.

In the Consumer Discretionary sector, at an average weight of 8.72%, the Fund was underweight and underperformed the benchmark. The Fund was negatively impacted by a steep drop in GPS device manufacturers due to a bidding war between competitors TomTom N.V. and Garmin, Ltd., as well as worries about intensifying competition from cell phones. The Fund did see solid contributions from E.W. Scripps Co., and DreamWorks Animation SKG, Inc., however, MGM MIRAGE resorts was another significant detractor.

Alger SmallCap Growth Institutional Fund

The Alger SmallCap Growth Institutional Fund returned -18.02% for the six months ended April 30, 2008, compared to the Russell 2000 Growth Indexv which returned -14.14%.

In the Information Technology sector, the Fund, at an average weight of 23.73%, was underweight compared to the benchmark, and underperformed. While the Fund saw solid contributions from software manufacturers Solera Holdings Inc. and THQ, Inc., they were not enough to offset weaker performances from Novatel Wireless, Inc., VeriFone Holdings, Inc., the global leader in secure electronic payment technologies, and DealerTrack Holdings, Inc., a leading provider of on-demand software and data solutions for the automotive retail industry in the United States.

At an average weight of 17.06%, the Fund was underweight but outperformed the benchmark in Health Care despite an increasingly complex market for health care. The Fund saw particularly strong performances from Illumina, Inc., a developer of genomic and proteomic analysis tools, and pharmaceutical screening applications, Adams Respiratory Therapeutics, Inc., a developer of prescription pharmaceuticals for the treatment of respiratory disorders, and Savient Pharmaceuticals, Inc., a biopharmaceutical company focused on developing products that target unmet medical needs. In this sector, the Fund saw less prominent performances within the biotech area from Progenics Pharmaceuticals, Inc., a developer of products for the treatment of cancer and viral diseases, OMRIX Pharmaceuticals, Inc., a leading developer of biosurgical and immunotherapy products, and in equipment and supplies from Inverness Medical Innovations, Inc., a manufacturer of women's health, cardiology, and infectious disease products.

At an average weight of 14.92%, the Fund was underweight but outperformed the benchmark in the Industrials sector. Solid performers were FTI Consulting, Inc., a global business advisory firm, Bucyrus International, Inc., a world leader in the manufacture of draglines, drills and shovels for the surface mining industry, and JA Solar Holdings Co., Ltd., a China-based manufacturer of high-performance solar cells. In this sector, the Fund saw detractors in URS Corporation, one of the world's largest engineering design services firms, and AirTran Holdings, the company that owns and operates the low-cost AirTran Airways.

In the Consumer Discretionary sector, the Fund, at an average weight of 13.25% was underweight the benchmark but outperformed. Top performers in this sector were the discount online travel provider priceline.com, Inc., Deckers Outdoor Corp., a manufacturer of function-oriented, high-performance outdoor footwear, and LKQ Corp., a provider of recycled components to repair light vehicles in the United States. Weaker performers in this sector came from GSI Commerce, Inc., an e-commerce company specializing in developing online shopping sites for retail companies, Iconix Brand Group, Inc., a designer, marketer, and distributor of leisure and fashion footwear, and Life Time Fitness, Inc., a national chain of fitness centers.

Alger MidCap Growth Institutional Fund

For the six months ended April 30, 2008, the Alger MidCap Growth Institutional Fund returned -15.22%, compared to the Russell MidCap Growth Indexvi with a return of -8.44%.

The Fund, at an average weight of 24.01%, had a significant exposure in Information Technology. This weighting was overweight the benchmark and underperformed. Despite good performances from Solera Holdings Inc., Broadcom Corporation, and Take-Two Interactive Software, Inc., the Fund showed less than satisfactory returns from Tessera Technologies, Inc., a leading provider of miniaturization technologies for the electronics industry, DealerTrack Holdings, Inc., and Apple, Inc.

At an average weight of 14.59%, the Fund was overweight the benchmark in the Health Care sector, but underperformed. Significant detractors included Metabolix, Inc., a biotech manufacturer of sustainable, environmentally-friendly plastics and chemicals, Allscripts Healthcare Solutions, Inc., a provider of management services and solutions for physicians, hospitals, and clinical education, and Inverness Medical Innovations, Inc. Stronger contributions in this sector primarily came from biotechnology providers including United Therapeutics Corp., Celgene Corp., and Pharmion.

In Consumer Discretionary the Fund, at an average weight of 14.20%, was underweight the benchmark and underperformed. GPS manufacturers Garmin Ltd., and TomTom N.V. were among the largest detractors, along with the auction house Sotheby's. The Fund did see solid contributions in the specialty retail space from GAME Group, PLC, Europe's leading retailer of video game products, and clothing retailer J. Crew Group, Inc.

The Fund was underweight the benchmark, at an average weight of 13.82%, in the Industrials sector but outperformed. Strong contributors included solar energy equipment providers JA Solar Holdings Co. Ltd., and First Solar, Inc., as well as TeleTech Holdings, Inc., a global business process company providing outsourced e-commerce services. The Fund did have less prominent performers in this sector, including BE Aerospace Inc., the world's leading manufacturer of cabin interior products for commercial aircraft, Textron, Inc. a global network of aircraft, industrial and finance businesses, and Shaw Group, Inc., an engineering company focused on piping, energy, and nuclear power.

Alger Capital Appreciation Institutional Fund

The Alger Capital Appreciation Institutional Fund returned -11.45% for the six months ended April 30, 2008, underperforming the Russell 3000 Growth Indexvii return of -9.68%.

Information Technology represented an average weight of 28.00% of the Fund's holdings, an overweight to the benchmark, and slightly underperformed. Leading contributors included Research in Motion, Ltd., Solera Holdings, Inc., and Broadcom Corp. The first half of the fiscal year showed mixed returns in this sector reflected in weaker performances including ON Semiconductor Corp., a leading provider of semiconductor components, Tessera Technologies, Inc., and DealerTrack Holdings, Inc.

In the Health Care sector, the Fund, at an average weight of 14.70%, was underweight compared to the benchmark but outperformed. Illumina, Inc., Celgene Corp., and United Therapeutics Corp. were among the top performers. The Fund saw poorer returns in this sector from the pharmaceutical leader Merck & Co., Inc., insurance provider Aetna, Inc., and Inverness Medical Innovations, Inc.

At an average weight of 11.71%, the Fund was underweight the benchmark in the Industrials sector but outperformed. The Fund saw substantial contributions from JA Solar Holdings Co., Ltd., First Solar, Inc., and BE Aerospace Inc. Detractors included Oshkosh Corporation, a manufacturer of trucking and specialty vehicles worldwide, and Boeing Co.

At an average weight of 11.14%, the Fund was underweight the benchmark in the Consumer Discretionary sector and underperformed. While the Fund had promising returns from Deckers Outdoor Corp., and LKQ Corp., it could not withstand lesser performances including Accor SA, one of the world's largest hotel groups, Sotheby's, and TomTom N.V.

In Summary

There may still be continued fall-out in the credit markets; the U.S. economy may remain weak or even contract in the coming quarters; but the long-term investing climate for stocks strikes us as extremely favorable given both the global profit growth, reasonable valuations, and signs that not all areas of the U.S. economy are impacted by the twin blows of the housing crisis and the credit crunch. To reiterate, we firmly believe that years from now, the present could be seen as one of the great "if only" markets, a time when the stocks of quality growth companies could be purchased at deep discounts and deliver returns that most investors dream of but never quite attain.

Respectfully submitted,

Daniel C. Chung

Chief Investment Officer

i  The Dow Jones Industrial Average is an index of common stocks comprised of major industrial companies and assumes reinvestment of dividends. It is frequently used as a general measure of stock market performance.

ii  Standard & Poor's 500 Index is an index of the 500 largest and most profitable companies in the United States.

iii  The Nasdaq Composite Index is a market value-weighted index that measures all domestic and non-U.S.-based securities listed on the Nasdaq stock market.

iv  The Russell 1000 Growth Index is an unmanaged index designed to measure the performance of the largest 1000 companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 3000 Index measures the performance of the 3000 largest U.S. companies based on the total market capitalization, which represents 98% of the U.S. Equity Market. Investors can not invest directly in any index.

v  The Russell 2000 Growth Index is an unmanaged index designed to measure the performance of the 2000 smallest companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth values.

vi  The Russell Midcap Growth Index is an unmanaged index designed to measure the performance of the 800 smallest companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values.

vii  The Russell 3000 Growth Index is an unmanaged index designed to measure the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Investors can not invest directly in an index. Index performance does not reflect the deduction for fees, expenses or taxes.

This report and the financial statements contained herein are submitted for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus for the Fund. Fund returns represent the fiscal six month period return of Class I shares. The performance data quoted represents past performance, which is not an indication or guarantee of future results. Standardized performance results can be found on the following pages. The investment return and principal value of an investment in a fund will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, visit us at www.alger.com, or call us at (800) 992-3863.

The views and opinions of the Fund's management in this report are as of the date of the Shareholders letter and are subject to change at any time subsequent to this date. There is no guarantee that any of the assumptions that formed the basis for the opinions stated herein are accurate or that they will materialize. Moreover, the information forming the basis for such assumptions is from sources believed to be reliable; however, there is no guarantee that such information is accurate. Any securities mentioned should be considered in the context of the construction of an overall portfolio of securities and therefore reference to them should not be construed as a recommendation or offer to purchase or sell any such security. Inclusion of such securities in a fund and transactions in such securities may be for a variety of reasons, including without limitation, in response to cash flows, inclusion in a benchmark and risk control. Please refer to the Schedule of Investments for each fund which is included in this report for a complete list of fund holdings as of April 30, 2008. Securities mentioned in the Shareholders letter, if not found in the Schedule of Investments, were held by the Fund during the six months ended April 30, 2008.

A Word About Risk

Growth stocks tend to be more volatile than other stocks as the price of growth stocks tends to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments. Investing in the stock market involves gains and losses and may not be suitable for all investors. Stocks of small- and mid-sized companies are subject to greater risk than stocks of larger, more established companies owing to such factors as limited liquidity, inexperienced management, and limited financial resources. Funds that participate in leveraging, such as the Capital Appreciation Institutional Fund, are subject to the risk that borrowing money to leverage will exceed the returns for securities purchased or that the securities purchased may actually go down in value; thus, the Fund's net asset value can decrease more quickly than if the Fund had not borrowed. For a more detailed discussion of the risks associated with a Fund, please see the Fund's Prospectus.

Before investing, carefully consider a fund's investment objective, risks, charges, and expenses. For a prospectus containing this and other information about The Alger Institutional Funds call us at (800) 992-3863 or visit us at www.alger.com. Read it carefully before investing. Fred Alger & Company, Incorporated, Distributor. Member NYSE, SIPC.

NOT FDIC INSURED. NOT BANK GUARANTEED. MAY LOSE VALUE.

ALGER LARGECAP GROWTH INSTITUTIONAL FUND

Fund Highlights Through April 30, 2008 (Unaudited)

The chart above illustrates the growth in value of a hypothetical $10,000 investment made in the Alger LargeCap Growth Institutional Class I shares and the Russell 1000 Growth Index (an unmanaged index of common stocks) for the ten years ended April 30, 2008. The figures for the Alger LargeCap Growth Institutional Class I shares and the Russell 1000 Growth Index include reinvestment of dividends. Performance for the Alger LargeCap Growth Institutional Class R shares may vary from the results shown above due to differences in expenses the class bears.

PERFORMANCE COMPARISON

AVERAGE ANNUAL TOTAL RETURNS

	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
As of 4/30/08
Class I (Inception 11/8/93)	2.41%	10.60%	4.41%	9.31%
Russell 1000 Growth Index	(0.24%)	9.52%	1.66%	8.25%
Class R (Inception 1/27/03)	1.82%	10.04%	N/A	11.72%
Russell 1000 Growth Index	(0.24%)	9.52%	N/A	10.73%
As of 3/31/08
Class I	0.36%	11.17%	3.96%	8.94%
Russell 1000 Growth Index	(0.24%)	9.52%	1.66%	7.91%
Class R	(0.14%)	10.62%	N/A	10.75%
Russell 1000 Growth Index	(0.24%)	9.52%	N/A	7.91%

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. The Fund's average annual total returns include changes in share price and reinvestment of dividends and capital gains. The graph and table above do not reflect the deduction of taxes that a shareholder would have paid on fund distributions or on the redemption of fund shares. Investment return and principal will fluctuate and the Fund's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. For performance current to the most recent month end, visit us at www.alger.com or call us at (800) 992-3863.

ALGER SMALLCAP GROWTH INSTITUTIONAL FUND

Fund Highlights Through April 30, 2008 (Unaudited)

The chart above illustrates the growth in value of a hypothetical $10,000 investment made in the Alger SmallCap Growth Institutional Class I shares and the Russell 2000 Growth Index (an unmanaged index of common stocks) for the ten years ended April 30, 2008. The figures for the Alger SmallCap Growth Institutional Class I shares and the Russell 2000 Growth Index include reinvestment of dividends. Performance for the Alger SmallCap Growth Institutional Class R shares may vary from the results shown above due to differences in expenses the class bears.

PERFORMANCE COMPARISON

AVERAGE ANNUAL TOTAL RETURNS

	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
As of 4/30/08
Class I (Inception 11/8/93)	(5.91%)	16.61%	4.33%	10.11%
Russell 2000 Growth Index	(6.69%)	13.33%	2.20%	5.80%
Class R (Inception 1/27/03)	(6.41%)	16.06%	N/A	16.77%
Russell 2000 Growth Index	(6.69%)	13.33%	N/A	14.22%
As of 3/31/08
Class I	(7.57%)	17.04%	3.89%	9.81%
Russell 2000 Growth Index	(8.93%)	14.24%	1.75%	5.47%
Class R	(8.03%)	16.51%	N/A	16.01%
Russell 2000 Growth Index	(8.93%)	14.24%	N/A	13.36%

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. The Fund's average annual total returns include changes in share price and reinvestment of dividends and capital gains. The graph and table above do not reflect the deduction of taxes that a shareholder would have paid on fund distributions or on the redemption of fund shares. Investment return and principal will fluctuate and the Fund's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. For performance current to the most recent month end, visit us at www.alger.com or call us at (800) 992-3863.

ALGER MIDCAP GROWTH INSTITUTIONAL FUND

Fund Highlights Through April 30, 2008 (Unaudited)

The chart above illustrates the growth in value of a hypothetical $10,000 investment made in the Alger MidCap Growth Institutional Class I shares and the Russell Midcap Growth Index (an unmanaged index of common stocks) for the ten years ended April 30, 2008. Figures for the Alger MidCap Growth Institutional Class I shares and the Russell Midcap Growth Index include reinvestment of dividends. Performance for the Alger MidCap Growth Institutional Class R shares may vary from the results shown above due to differences in expenses the class bears.

PERFORMANCE COMPARISON

AVERAGE ANNUAL TOTAL RETURNS

	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
As of 4/30/08
Class I (Inception 11/8/93)	5.76%	16.07%	11.60%	15.88%
Russell Midcap Growth Index	(1.93%)	15.29%	5.75%	9.70%
Class R (Inception 1/27/03)	5.27%	15.53%	N/A	17.06%
Russell Midcap Growth Index	(1.93%)	15.29%	N/A	16.10%
As of 3/31/08
Class I	3.34%	16.21%	10.97%	15.50%
Russell MidCap Growth Index	(4.56%)	15.20%	5.15%	9.23%
Class R	2.81%	15.65%	N/A	16.00%
Russell MidCap Growth Index	(4.56%)	15.29%	N/A	14.81%

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. The Fund's average annual total returns include changes in share price and reinvestment of dividends and capital gains. The graph and table above do not reflect the deduction of taxes that a shareholder would have paid on fund distributions or on the redemption of fund shares. Investment return and principal will fluctuate and the Fund's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. For performance current to the most recent month end, visit us at www.alger.com or call us at (800) 992-3863.

ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND

Fund Highlights Through April 30, 2008 (Unaudited)

The chart above illustrates the growth in value of a hypothetical $10,000 investment made in the Alger Capital Appreciation Institutional Class I shares and the Russell 3000 Growth Index (an unmanaged index of common stocks) for the ten years ended April 30, 2008. Figures for the Alger Capital Appreciation Institutional Class I shares and the Russell 3000 Growth Index include reinvestment of dividends. Performance for the Alger Capital Appreciation Institutional Class R shares may vary from the results shown above due to differences in expenses the class bears.

PERFORMANCE COMPARISON

AVERAGE ANNUAL TOTAL RETURNS

	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
As of 4/30/08
Class I shares (Inception 11/8/93)	7.23%	16.00%	9.50%	13.27%
Russell 3000 Growth Index	(0.79%)	9.78%	1.66%	7.98%
Class R shares (Inception 1/27/03)	6.66%	15.44%	N/A	17.13%
Russell 3000 Growth Index	(0.79%)	9.78%	N/A	10.97%
As of 3/31/08
Class I shares	4.74%	16.33%	9.19%	12.87%
Russell 3000 Growth Index	(1.46%)	10.25%	1.28%	7.64%
Class R shares	4.27%	15.75%	N/A	16.05%
Russell 3000 Growth Index	(1.46%)	10.25%	N/A	10.06%

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. The Fund's average annual total returns include changes in share price and reinvestment of dividends and capital gains. The graph and table above do not reflect the deduction of taxes that a shareholder would have paid on fund distributions or on the redemption of fund shares. Investment return and principal will fluctuate and the Fund's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. For performance current to the most recent month end, visit us at www.alger.com or call us at (800) 992-3863.

PORTFOLIO SUMMARY*

April 30, 2008 (Unaudited)

SECTORS	LARGECAP GROWTH INSTITUTIONAL FUND	SMALLCAP GROWTH INSTITUTIONAL FUND	MIDCAP GROWTH INSTITUTIONAL FUND	CAPITAL APPRECIATION INSTITUTIONAL FUND
Consumer Discretionary	12.9%	14.1%	10.1%	7.5%
Consumer Staples	8.5	2.2	3.1	5.8
Energy	8.0	9.4	14.2	10.1
Financials	6.8	4.4	6.4	8.2
Health Care	14.4	15.2	14.7	15.1
Industrials	9.2	17.1	13.0	11.0
Information Technology	29.1	24.8	27.3	30.7
Materials	1.9	3.9	6.5	4.9
Telecommunication Services	1.5	3.2	1.7	0.4
Utilities	0.0	1.4	1.7	0.0
Cash and Net Other Assets	7.7	4.3	1.3	6.3
	100.0%	100.0%	100.0%	100.0%

* Based on net assets for each Fund.

THE ALGER INSTITUTIONAL FUNDS | ALGER LARGECAP GROWTH INSTITUTIONAL FUND

Schedule of Investments (Unaudited) April 30, 2008

COMMON STOCKS—92.3%	SHARES	VALUE
ADVERTISING—.6%
Focus Media Holding Ltd.*#	9,350	$344,922
AEROSPACE/DEFENSE—4.4%
BE Aerospace Inc.*	8,150	328,934
Boeing Co.	10,250	869,815
General Dynamics Corp.	15,100	1,365,342
		2,564,091
AGRICULTURE—3.1%
Altria Group Inc.	33,300	666,000
Philip Morris International Inc.*	22,300	1,137,969
		1,803,969
BANKS—.6%
PNC Financial Services Group Inc.	4,950	343,283
BEVERAGES—2.1%
PepsiCo Inc.	17,950	1,230,114
BIOTECHNOLOGY—2.4%
Amgen Inc.*	8,250	345,427
Celgene Corp.*	7,700	478,478
Genentech Inc.*	8,050	549,010
		1,372,915
CHEMICALS—1.3%
Monsanto Co.	5,300	604,306
Potash Corp. of Saskatchewan	650	119,568
		723,874
COMPUTERS—9.6%
Apple Inc.*	10,150	1,765,592
Cognizant Technology Solutions Corp., Cl. A*	19,450	627,262
Dell Inc.*	20,350	379,120
EMC Corp.*	61,550	947,870
Hewlett-Packard Co.	16,750	776,362
Research In Motion Ltd.*	6,900	839,247
SanDisk Corp.*	8,200	222,138
		5,557,591
COSMETICS/PERSONAL CARE—1.1%
Procter & Gamble Co.	9,650	647,033
DIVERSIFIED FINANCIAL SERVICES—6.3%
AllianceBernstein Holding LP	5,300	328,706
Bolsa de Mercadorias e Futuros—BM&F	850	8,338
Bovespa Holding SA	33,450	492,173
Goldman Sachs Group Inc./The	2,600	497,562
Janus Capital Group Inc.	14,800	415,288
Lazard Ltd., Cl. A	4,100	160,474
Nymex Holdings Inc.	12,750	1,180,650
NYSE Euronext	8,050	532,105
		3,615,296

THE ALGER INSTITUTIONAL FUNDS | ALGER LARGECAP GROWTH INSTITUTIONAL FUND

Schedule of Investments (Continued) (Unaudited) April 30, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
ELECTRONICS—1.2%
Garmin Ltd.	16,850	$689,165
ENGINEERING & CONSTRUCTION—1.0%
Fluor Corp.	3,650	557,975
ENTERTAINMENT—.8%
DreamWorks Animation SKG Inc., Cl. A*	6,900	192,924
International Game Technology	8,300	288,342
		481,266
FOOD—.5%
Whole Foods Market Inc.	8,605	280,867
HEALTHCARE—PRODUCTS—8.3%
Beckman Coulter Inc.	4,450	303,935
Covidien Ltd.	11,450	534,601
Hologic Inc.*	18,000	525,420
Inverness Medical Innovations Inc.*	12,750	471,750
Johnson & Johnson	18,900	1,268,001
Quest Diagnostics Inc.	14,100	707,538
St. Jude Medical Inc.*	16,300	713,614
Varian Medical Systems Inc.*	6,400	300,032
		4,824,891
HOME FURNISHINGS—1.5%
Harman International Industries Inc.	3,700	151,219
Sony Corp.#	15,650	716,614
		867,833
INTERNET—6.4%
Alibaba.com Ltd.*	136,450	252,082
Amazon.Com Inc.*	5,000	393,150
eBay Inc.*	35,400	1,107,666
Expedia Inc.*	10,850	274,071
Google Inc., Cl. A*	2,950	1,694,155
		3,721,124
LODGING—2.1%
MGM Mirage*	23,200	1,186,680
MEDIA—2.7%
EW Scripps Co., Cl. A	34,450	1,547,150
MINING—1.1%
Freeport-McMoRan Copper & Gold Inc.	3,402	386,977
Uranium One Inc.*	59,050	272,647
		659,624
MISCELLANEOUS MANUFACTURING—3.8%
General Electric Co.	21,800	712,860
ITT Corp.	22,802	1,459,328
		2,172,188

THE ALGER INSTITUTIONAL FUNDS | ALGER LARGECAP GROWTH INSTITUTIONAL FUND

Schedule of Investments (Continued) (Unaudited) April 30, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
OIL & GAS—2.8%
ConocoPhillips	7,900	$680,585
Exxon Mobil Corp.	9,750	907,432
		1,588,017
OIL & GAS SERVICES—4.8%
National Oilwell Varco Inc.*	8,750	598,938
Schlumberger Ltd.	10,350	1,040,693
Transocean Inc.*	7,747	1,142,373
		2,782,004
PHARMACEUTICALS—3.7%
Abbott Laboratories	6,100	321,775
Allergan Inc.	8,050	453,778
Merck & Co., Inc.	16,100	612,444
Mylan Inc.	29,900	393,783
Shire PLC#	6,750	370,845
		2,152,625
RETAIL—4.1%
Kohl's Corp.*	11,000	537,350
Macy's Inc.	17,050	431,195
Starbucks Corp.*	29,000	470,670
Walgreen Co.	27,300	951,405
		2,390,620
SEMICONDUCTORS—4.4%
Broadcom Corp., Cl. A*	19,100	495,836
Intel Corp.	31,600	703,416
MEMC Electronic Materials Inc.*	14,150	891,025
NVIDIA Corp.*	23,200	476,760
		2,567,037
SOFTWARE—5.8%
Intuit Inc.*	15,650	422,080
Microsoft Corp.	81,700	2,330,084
Oracle Corp.*	17,150	357,578
TomTom NV*	6,550	228,428
		3,338,170
TELECOMMUNICATIONS—4.6%
Cisco Systems Inc.*	43,650	1,119,186
QUALCOMM Inc.	16,800	725,592
Verizon Communications Inc.	21,850	840,788
		2,685,566
TOYS/GAMES/HOBBIES—1.2%
Nintendo Co., Ltd.#	9,850	672,705
TOTAL COMMON STOCKS (Cost $54,476,561)		53,368,595

THE ALGER INSTITUTIONAL FUNDS | ALGER LARGECAP GROWTH INSTITUTIONAL FUND

Schedule of Investments (Continued) (Unaudited) April 30, 2008

SHORT-TERM INVESTMENTS—7.9%	PRINCIPAL AMOUNT	VALUE
TIME DEPOSITS
Branch Bank & Trust Grand Cayman, 1.84%, 5/1/08	$2,200,000	$2,200,000
Wachovia London, 1.84%, 5/1/08	2,200,000	2,200,000
Wells Fargo Grand Cayman, 1.84%, 5/1/08	153,412	153,412
TOTAL TIME DEPOSITS (Cost $4,553,412)		4,553,412
Total Investments (Cost $59,029,973)(a)	100.2%	57,922,007
Liabilities in Excess of Other Assets	(0.2)	(101,240)
NET ASSETS	100.0%	$57,820,767

  *  Non-income producing securities.

  #  American Depositary Trust

  (a)  At April 30, 2008, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $59,029,973 amounted to $1,107,966 which consisted of aggregate gross unrealized appreciation of $3,182,367 and aggregate gross unrealized depreciation of $4,290,333.

See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALLCAP GROWTH INSTITUTIONAL FUND

Schedule of Investments (Unaudited) April 30, 2008

COMMON STOCKS—95.7%	SHARES	VALUE
AEROSPACE/DEFENSE—2.9%
BE Aerospace Inc.*	328,655	$13,264,516
Esterline Technologies Corp.*	244,525	13,610,261
		26,874,777
AIRLINES—.3%
Airtran Holdings Inc.*	914,190	3,117,388
APPAREL—2.2%
Deckers Outdoor Corp.*	83,250	11,494,327
Iconix Brand Group Inc.*	519,225	8,266,062
		19,760,389
AUTO PARTS & EQUIPMENT—.8%
Tenneco Inc.*	286,155	7,319,845
BANKS—1.8%
First Midwest Bancorp Inc.	327,600	8,363,628
Signature Bank*	315,460	8,321,835
		16,685,463
BEVERAGES—1.0%
Central European Distribution Corp.*	155,650	9,482,198
BIOTECHNOLOGY—3.4%
Acorda Therapeutics Inc.*	245,850	5,175,142
Illumina Inc.*	165,330	12,877,554
InterMune Inc.*	369,055	5,849,522
Savient Pharmaceuticals Inc.*	321,200	7,015,008
		30,917,226
CHEMICALS—.7%
Zoltek Cos., Inc.*	238,230	6,353,594
COMMERCIAL SERVICES—7.4%
Corinthian Colleges Inc.*	282,350	3,204,672
FTI Consulting Inc.*	185,810	11,891,840
Geo Group Inc./The*	466,100	12,328,345
Parexel International Corp.*	477,112	12,118,645
TeleTech Holdings Inc.*	491,000	11,258,630
VistaPrint Ltd.*	291,750	9,928,252
Wright Express Corp.*	219,885	7,256,205
		67,986,589
COMPUTERS—2.7%
IHS Inc., Cl. A*	110,750	7,315,037
SI International Inc.*	312,530	7,169,438
Synaptics Inc.*	298,550	10,132,787
		24,617,262
DISTRIBUTION/WHOLESALE—1.2%
LKQ Corp.*	518,990	11,293,222
DIVERSIFIED FINANCIAL SERVICES—.7%
Greenhill & Co., Inc.	92,560	6,021,028

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALLCAP GROWTH INSTITUTIONAL FUND

Schedule of Investments (Continued) (Unaudited) April 30, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
ELECTRIC—1.4%
ITC Holdings Corp.	236,210	$13,175,794
ENERGY—ALTERNATE SOURCES—1.4%
JA Solar Holdings Co., Ltd.*#	517,200	12,417,972
ENGINEERING & CONSTRUCTION—2.1%
Aecom Technology Corp.*	462,250	12,693,385
URS Corp.*	170,505	6,878,172
		19,571,557
ENTERTAINMENT—.8%
Bally Technologies Inc.*	219,800	7,405,062
FOOD—1.2%
Hain Celestial Group Inc.*	425,215	10,494,306
HEALTHCARE—PRODUCTS—6.9%
Cepheid Inc.*	329,700	6,452,229
Gentiva Health Services Inc.*	479,400	10,422,156
Hologic Inc.*	332,300	9,699,837
Icon PLC#	74,300	5,349,600
Inverness Medical Innovations Inc.*	220,100	8,143,700
Meridian Bioscience Inc.	274,700	7,397,671
Psychiatric Solutions Inc.*	216,720	7,522,351
Thoratec Corp.*	543,300	8,687,367
		63,674,911
HOUSEHOLD PRODUCTS/WARES—.6%
Tupperware Brands Corp.	146,100	5,756,340
INSURANCE—2.0%
First Mercury Financial Corp.*	540,551	8,540,706
Max Capital Group Ltd.	215,760	5,050,942
Platinum Underwriters Holdings Ltd.	129,000	4,627,230
		18,218,878
INTERNET—4.4%
DealerTrack Holdings Inc.*	341,795	6,576,136
Digital River Inc.*	156,300	5,134,455
GSI Commerce Inc.*	743,200	10,345,344
Priceline.com Inc.*	91,010	11,616,516
TIBCO Software Inc.*	866,930	6,649,353
		40,321,804
LEISURE TIME—2.2%
Life Time Fitness Inc.*	338,095	12,289,753
WMS Industries Inc.*	220,400	7,976,276
		20,266,029
MACHINERY—CONSTRUCTION & MINING—1.5%
Bucyrus International Inc., Cl. A	111,130	13,994,601
METAL FABRICATE/HARDWARE—1.4%
RBC Bearings Inc.*	332,990	13,309,610

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALLCAP GROWTH INSTITUTIONAL FUND

Schedule of Investments (Continued) (Unaudited) April 30, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
MINING—2.3%
RTI International Metals Inc.*	99,550	$4,100,465
Thompson Creek Metals Co., Inc.*	576,850	12,477,266
Uranium One Inc.*	1,069,750	4,939,269
		21,517,000
MISCELLANEOUS MANUFACTURING—2.8%
Actuant Corp., Cl. A	379,810	12,864,165
Clarcor Inc.	294,300	12,348,828
		25,212,993
OIL & GAS—5.8%
Carrizo Oil & Gas Inc.*	179,410	11,390,741
Concho Resources Inc.*	490,260	13,516,468
CVR Energy Inc.*	372,950	8,029,614
Mariner Energy Inc.*	351,350	9,683,206
Petrobank Energy & Resources Ltd.*	229,610	11,080,375
		53,700,404
OIL & GAS SERVICES—3.0%
Cal Dive International Inc.*	612,984	7,472,279
Dril-Quip Inc.*	190,920	10,912,987
T-3 Energy Services Inc.*	174,100	9,192,480
		27,577,746
PACKAGING & CONTAINERS—1.4%
Silgan Holdings Inc.	239,450	12,757,896
PHARMACEUTICALS—3.6%
BioMarin Pharmaceutical Inc.*	295,000	10,755,700
Cubist Pharmaceuticals Inc.*	357,100	6,913,456
OSI Pharmaceuticals Inc.*	122,200	4,234,230
Pozen Inc.*	149,750	1,981,193
United Therapeutics Corp.*	113,715	9,608,918
		33,493,497
RETAIL—3.5%
AnnTaylor Stores Corp.*	433,000	10,954,900
Bebe Stores Inc.	708,950	7,082,410
McCormick & Schmick's Seafood Restaurants Inc.*	384,750	4,628,542
Phillips-Van Heusen Corp.	234,870	9,913,863
		32,579,715
SEMICONDUCTORS—4.9%
Cavium Networks Inc.*	260,398	5,351,179
Emulex Corp.*	340,850	4,461,726
Mellanox Technologies Ltd.*	675,800	10,116,726
Microsemi Corp.*	467,550	11,454,975
ON Semiconductor Corp.*	923,450	6,898,172
Tessera Technologies Inc.*	344,610	6,974,906
		45,257,684

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALLCAP GROWTH INSTITUTIONAL FUND

Schedule of Investments (Continued) (Unaudited) April 30, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
SOFTWARE—7.3%
Ansys Inc.*	336,586	$13,540,855
Concur Technologies Inc.*	231,600	7,675,224
Omniture Inc.*	249,955	5,703,973
Solera Holdings Inc.*	487,750	12,588,828
Synchronoss Technologies Inc.*	306,300	6,392,481
Taleo Corp.*	416,800	8,127,600
THQ Inc.*	459,650	9,781,352
VeriFone Holdings Inc.*	299,445	3,350,790
		67,161,103
TELECOMMUNICATIONS—10.1%
Acme Packet Inc.*	670,500	6,135,075
Atheros Communications Inc.*	380,135	10,119,194
Cincinnati Bell Inc.*	2,425,290	11,253,346
Foundry Networks Inc.*	583,900	7,433,047
NeuStar Inc., Cl. A*	387,410	10,657,649
Nice Systems Ltd.*#	407,200	12,965,248
Polycom Inc.*	460,405	10,313,072
SBA Communications Corp.*	408,725	13,218,167
Sonus Networks Inc.*	1,650,535	6,618,645
Time Warner Telecom Inc., Cl. A*	244,350	4,789,260
		93,502,703
TOTAL COMMON STOCKS (Cost $886,630,494)		881,796,586
SHORT-TERM INVESTMENTS—4.0%	PRINCIPAL AMOUNT
TIME DEPOSITS
Branch Bank & Trust Grand Cayman, 1.84%, 5/1/08	$35,700,000	35,700,000
Wachovia London, 1.84%, 5/1/08	1,025,542	1,025,542
TOTAL TIME DEPOSITS (Cost $36,725,542)		36,725,542
Total Investments (Cost $923,356,036)(a)	99.7%	918,522,128
Other Assets in Excess of Liabilities	0.3	3,214,870
NET ASSETS	100.0%	$921,736,998

  *  Non-income producing securities.

  #  American Depositary Trust

  (a)  At April 30, 2008, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $923,356,036 amounted to $4,833,908 which consisted of aggregate gross unrealized appreciation of $99,368,835 and aggregate gross unrealized depreciation of $104,202,743.

See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER MIDCAP GROWTH INSTITUTIONAL FUND

Schedule of Investments (Unaudited) April 30, 2008

COMMON STOCKS—98.5%	SHARES	VALUE
AEROSPACE/DEFENSE—1.5%
BE Aerospace Inc.*	726,190	$29,309,028
APPAREL—1.5%
American Apparel Inc.*	772,200	6,038,604
Iconix Brand Group Inc.*	1,355,500	21,579,560
		27,618,164
BEVERAGES—1.1%
Hansen Natural Corp.*	544,500	19,269,855
BIOTECHNOLOGY—2.0%
Celgene Corp.*	432,500	26,875,550
InterMune Inc.*	511,100	8,100,935
		34,976,485
CHEMICALS—4.7%
Metabolix Inc.*	1,581,500	17,412,315
Mosaic Co./The*	189,200	23,178,892
Praxair Inc.	208,100	19,001,611
Terra Industries Inc.*	638,200	24,162,252
		83,755,070
COMMERCIAL SERVICES—6.0%
FTI Consulting Inc.*	193,400	12,377,600
Geo Group Inc./The*	855,000	22,614,750
ITT Educational Services Inc.*	157,200	12,050,952
Net 1 UEPS Technologies Inc.*	653,652	15,321,603
Parexel International Corp.*	394,400	10,017,760
Sotheby's	829,600	22,979,920
TeleTech Holdings Inc.*	503,700	11,549,841
		106,912,426
COMPUTERS—6.9%
Apple Inc.*	208,500	36,268,575
Cognizant Technology Solutions Corp., Cl. A*	1,147,800	37,016,550
NetApp Inc.*	616,200	14,912,040
Research In Motion Ltd.*	280,195	34,080,118
		122,277,283
DISTRIBUTION/WHOLESALE—.5%
LKQ Corp.*	422,200	9,187,072
DIVERSIFIED FINANCIAL SERVICES—5.7%
Affiliated Managers Group Inc.*	131,900	13,102,946
AllianceBernstein Holding LP	307,600	19,077,352
Bolsa de Mercadorias e Futuros—BM&F	1,718,600	16,857,980
Franklin Resources Inc.	94,400	8,982,160
Lehman Brothers Holdings Inc.	286,000	12,652,640
Nymex Holdings Inc.	332,400	30,780,240
		101,453,318

THE ALGER INSTITUTIONAL FUNDS | ALGER MIDCAP GROWTH INSTITUTIONAL FUND

Schedule of Investments (Continued) (Unaudited) April 30, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
ELECTRIC—1.7%
FirstEnergy Corp.	232,500	$17,586,300
ITC Holdings Corp.	226,100	12,611,858
		30,198,158
ELECTRICAL COMPONENTS & EQUIPMENT—.5%
General Cable Corp.*	135,700	9,091,900
ELECTRONICS—1.6%
Garmin Ltd.	707,700	28,944,930
ENERGY—ALTERNATE SOURCES—3.5%
First Solar Inc.*	60,300	17,606,997
JA Solar Holdings Co Ltd.*#	1,108,660	26,618,927
Vestas Wind Systems*	159,400	17,425,308
		61,651,232
ENGINEERING & CONSTRUCTION—3.2%
Chicago Bridge & Iron Co. NV#	417,500	16,633,200
Fluor Corp.	120,700	18,451,409
McDermott International Inc.*	419,480	22,475,738
		57,560,347
ENTERTAINMENT—1.1%
Bally Technologies Inc.*	574,500	19,354,905
FOOD—.8%
Cosan Ltd., Cl. A*	1,140,100	15,117,726
HEALTHCARE—PRODUCTS—5.7%
Community Health Systems Inc.*	486,900	18,273,357
Hologic Inc.*	471,100	13,751,409
Psychiatric Solutions Inc.*	267,400	9,281,454
Smith & Nephew PLC#	354,100	22,920,893
St. Jude Medical Inc.*	260,000	11,382,800
Varian Medical Systems Inc.*	562,000	26,346,560
		101,956,473
HOME BUILDERS—.3%
Toll Brothers Inc.*	201,100	4,552,904
INTERNET—5.0%
DealerTrack Holdings Inc.*	827,772	15,926,333
eBay Inc.*	980,700	30,686,103
Shutterfly Inc.*	511,900	8,369,565
Sina Corp./China*	406,800	18,794,160
TIBCO Software Inc.*	2,112,590	16,203,565
		89,979,726
MINING—2.5%
Thompson Creek Metals Co., Inc.*	780,200	16,875,726
Uranium One Inc.*	2,386,275	11,017,951
Yamana Gold Inc.	1,316,300	16,874,966
		44,768,643

THE ALGER INSTITUTIONAL FUNDS | ALGER MIDCAP GROWTH INSTITUTIONAL FUND

Schedule of Investments (Continued) (Unaudited) April 30, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
MISCELLANEOUS MANUFACTURING—1.6%
ITT Corp.	440,800	$28,211,200
OIL & GAS—5.0%
Cabot Oil & Gas Corp.	272,300	15,512,931
Concho Resources Inc.*	393,000	10,835,010
Diamond Offshore Drilling Inc.	113,600	14,246,576
Nabors Industries Ltd.*	801,700	30,095,818
Range Resources Corp.	32,200	2,137,436
Valero Energy Corp.	337,800	16,501,530
		89,329,301
OIL & GAS SERVICES—9.2%
Acergy SA#	334,200	8,231,346
Cameron International Corp.*	880,983	43,370,793
FMC Technologies Inc.*	181,600	12,203,520
Flotek Industries Inc.*	800,900	14,992,848
National Oilwell Varco Inc.*	431,370	29,527,277
Transocean Inc.*	171,483	25,286,883
Weatherford International Ltd.*	371,500	29,968,905
		163,581,572
PHARMACEUTICALS—5.5%
Barr Pharmaceuticals Inc.*	431,200	21,659,176
BioMarin Pharmaceutical Inc.*	117,000	4,265,820
Cephalon Inc.*	281,200	17,549,692
ImClone Systems Inc.*	474,000	22,112,100
Mylan Inc.	1,426,100	18,781,737
United Therapeutics Corp.*	153,055	12,933,148
		97,301,673
RETAIL—3.8%
China Nepstar Chain Drugstore Ltd.#	1,753,441	20,708,138
Game Group PLC	2,665,100	14,475,913
GameStop Corp., Cl. A*	272,116	14,977,265
PetSmart Inc.	767,900	17,185,602
		67,346,918
SAVINGS & LOANS—.7%
People's United Financial Inc.	693,900	11,775,483
SEMICONDUCTORS—4.8%
Broadcom Corp., Cl. A*	774,400	20,103,424
Intersil Corp.	664,100	17,744,752
MEMC Electronic Materials Inc.*	590,165	37,162,690
Spreadtrum Communications Inc.*#	779,300	6,772,117
Tessera Technologies Inc.*	211,045	4,271,551
		86,054,534
SOFTWARE—5.5%
Intuit Inc.*	477,900	12,888,963
Satyam Computer Services Ltd.#	1,694,100	43,504,488
Solera Holdings Inc.*	454,330	11,726,257

THE ALGER INSTITUTIONAL FUNDS | ALGER MIDCAP GROWTH INSTITUTIONAL FUND

Schedule of Investments (Continued) (Unaudited) April 30, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
SOFTWARE—(CONT.)
Take-Two Interactive Software Inc.*	852,600	$22,372,224
Taleo Corp., Cl. A*	370,400	7,222,800
		97,714,732
TELECOMMUNICATIONS—3.6%
Atheros Communications Inc.*	748,035	19,912,692
NeuStar Inc., Cl. A*	480,900	13,229,559
SBA Communications Corp.*	948,165	30,663,656
		63,805,907
TOYS/GAMES/HOBBIES—3.0%
Nintendo Co Ltd.#	778,430	53,162,799
TOTAL COMMON STOCK (Cost $1,592,909,470)		1,756,219,764
CONVERTIBLE CORPORATE BONDS—.2%
OIL & GAS
Transocean Inc., 1.50%, 12/15/37 (Cost $4,000,000)	$4,000,000	4,520,000
SHORT-TERM INVESTMENTS—1.6%	PRINCIPAL AMOUNT
TIME DEPOSITS
Branch Bank & Trust Grand Cayman, 1.84%, 5/1/08 (Cost $27,877,623)	27,877,623	27,877,623
Total Investments (Cost $1,624,787,093)(a)	100.3%	1,788,617,387
Liabilities in Excess of Other Assets	(0.3)	(5,871,396)
NET ASSETS	100.0%	$1,782,745,991

  *  Non-income producing securities.

  #  American Depositary Trust

  (a)  At April 30, 2008, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,624,787,093 amounted to $163,830,294 which consisted of aggregate gross unrealized appreciation of $234,942,276 and aggregate gross unrealized depreciation of $71,111,982.

See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND

Schedule of Investments (Unaudited) April 30, 2008

COMMON STOCKS—93.5%	SHARES	VALUE
ADVERTISING—.1%
Focus Media Holding Ltd.*#	21,900	$807,891
AEROSPACE/DEFENSE—5.3%
BE Aerospace Inc.*	134,400	5,424,384
General Dynamics Corp.	204,800	18,518,016
Lockheed Martin Corp.	110,500	11,717,420
		35,659,820
AGRICULTURE—3.7%
Altria Group Inc.	162,750	3,255,000
Philip Morris International Inc.*	420,750	21,470,872
		24,725,872
APPAREL—2.4%
American Apparel Inc.*	344,500	2,693,990
Deckers Outdoor Corp.*	69,028	9,530,696
Iconix Brand Group Inc.*	212,900	3,389,368
		15,614,054
AUTO MANUFACTURERS—.9%
Oshkosh Corp.	146,800	5,960,080
BIOTECHNOLOGY—2.0%
Celgene Corp.*	68,482	4,255,471
Genentech Inc.*	87,200	5,947,040
Illumina Inc.*	40,700	3,170,123
		13,372,634
CHEMICALS—2.1%
Celanese Corp.	148,500	6,645,375
Mosaic Co.*	55,300	6,774,803
Zoltek Cos., Inc.*	13,200	352,044
		13,772,222
COMMERCIAL SERVICES—1.9%
Aegean Marine Petroleum Network Inc.	85,300	3,102,361
Net 1 UEPS Technologies Inc.*	184,300	4,319,992
Quanta Services Inc.*	72,500	1,924,150
Sotheby's	141,200	3,911,240
		13,257,743
COMPUTERS—9.2%
Apple Inc.*	87,600	15,238,020
Brocade Communications Systems Inc.*	364,600	2,610,536
Cognizant Technology Solutions Corp.*	274,800	8,862,300
Dell Inc.*	75,000	1,397,250
EMC Corp.*	629,100	9,688,140
Hewlett-Packard Co.	53,700	2,488,995
NCR Corp.*	406,600	10,014,558
NetApp Inc.*	317,800	7,690,760
Research In Motion Ltd.*	27,200	3,308,336
		61,298,895

THE ALGER INSTITUTIONAL FUNDS | ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND

Schedule of Investments (Continued) (Unaudited) April 30, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
DISTRIBUTION/WHOLESALE—.2%
LKQ Corp.*	58,400	$1,270,784
DIVERSIFIED FINANCIAL SERVICE—5.9%
Affiliated Managers Group Inc.*	33,600	3,337,824
AllianceBernstein Holding LP	79,200	4,911,984
Bolsa de Mercadorias e Futuros—BM&F	115,900	1,136,879
Bovespa Holding SA	470,510	6,922,944
Janus Capital Group Inc.	99,300	2,786,358
Lazard Ltd., Cl. A	156,800	6,137,152
Merrill Lynch & Co., Inc.*	211,525	5,288,125
Nymex Holdings Inc.	100,100	9,269,260
		39,790,526
ELECTRONICS—.7%
Dolby Laboratories Inc. Cl. A*	26,000	1,043,900
Garmin Ltd.	81,500	3,333,350
		4,377,250
ENERGY—ALTERNATE SOURCES—1.9%
First Solar Inc.*	6,200	1,810,338
JA Solar Holdings Co., Ltd.*#	446,700	10,725,267
		12,535,605
ENGINEERING & CONSTRUCTION—1.1%
Chicago Bridge & Iron Co., NV#	192,400	7,665,216
ENTERTAINMENT—1.6%
Bally Technologies Inc.*	317,600	10,699,944
HEALTHCARE—PRODUCTS—4.0%
Baxter International Inc.	84,200	5,247,344
Hologic Inc.*	160,496	4,684,878
Intuitive Surgical Inc.*	5,650	1,634,319
Inverness Medical Innovations Inc.*	411,100	15,210,700
		26,777,241
HEALTHCARE—SERVICES—1.9%
Aetna Inc.	145,700	6,352,520
Community Health Systems Inc.*	103,300	3,876,849
LifePoint Hospitals Inc.*	58,047	1,748,376
Quest Diagnostics Inc.	20,000	1,003,600
		12,981,345
HOME FURNISHINGS—.1%
Sony Corp.#	10,900	499,111
INSURANCE—2.0%
ACE Ltd.	45,800	2,761,282
MetLife Inc.	93,000	5,659,050
PartnerRe Ltd.	68,600	5,075,028
		13,495,360

THE ALGER INSTITUTIONAL FUNDS | ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND

Schedule of Investments (Continued) (Unaudited) April 30, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
INTERNET—4.4%
Digital River Inc.*	116,000	$3,810,600
eBay Inc.*	206,300	6,455,127
Google Inc., Cl. A*	15,600	8,958,924
Sina Corp.*	154,100	7,119,420
Yahoo! Inc.*	124,200	3,404,322
		29,748,393
LODGING—1.3%
Accor SA	51,900	4,306,806
MGM Mirage*	89,200	4,562,580
		8,869,386
MACHINERY—DIVERSIFIED—.2%
Cummins Inc.	18,646	1,168,172
MINING—2.5%
Eurasian Natural Resources Corporation*	103,600	2,462,220
Freeport-McMoRan Copper & Gold Inc.	93,200	10,601,500
Thompson Creek Metals Co., Inc.*	124,300	2,688,609
Uranium One Inc.*	120,600	556,836
		16,309,165
MISCELLANEOUS MANUFACTURER—.8%
ITT Corp.	88,400	5,657,600
OIL & GAS—5.4%
Cabot Oil & Gas Corp.	119,600	6,813,612
ConocoPhillips	135,100	11,638,865
Hess Corp.	45,300	4,810,860
Nabors Industries Ltd.*	177,500	6,663,350
Petrobank Energy & Resources Ltd.*	85,400	4,121,180
Range Resources Corp.	33,200	2,203,816
		36,251,683
OIL & GAS SERVICES—4.6%
Exterran Holdings Inc.*	31,482	2,102,683
National Oilwell Varco Inc.*	45,300	3,100,785
Transocean Inc.*	101,934	15,031,188
Weatherford International Ltd.*	130,900	10,559,703
		30,794,359
PACKAGING & CONTAINERS—.5%
Ball Corp.	66,600	3,581,748
PHARMACEUTICALS—7.1%
Abbott Laboratories	249,900	13,182,225
Cardinal Health Inc.	146,500	7,628,255
Cephalon Inc.*	75,800	4,730,678
Gilead Sciences Inc.*	43,500	2,251,560
ImClone Systems Inc.*	121,900	5,686,635
Merck & Co., Inc.	117,300	4,462,092
Mylan Inc.	325,900	4,292,103

THE ALGER INSTITUTIONAL FUNDS | ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND

Schedule of Investments (Continued) (Unaudited) April 30, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
PHARMACEUTICALS—(CONT.)
United Therapeutics Corp.*	62,000	$5,239,000
		47,472,548
REITS—.3%
Digital Realty Trust Inc.	45,700	1,770,875
RETAIL—2.4%
CVS Caremark Corp.	257,400	10,391,238
Kohl's Corp.*	35,000	1,709,750
Wal-Mart Stores Inc.	64,700	3,751,306
		15,852,294
SEMICONDUCTORS—4.8%
Broadcom Corp., Cl. A*	216,800	5,628,128
Intel Corp.	653,100	14,538,006
Lam Research Corp.*	31,800	1,298,712
MEMC Electronic Materials Inc.*	80,100	5,043,897
Tessera Technologies Inc.*	279,000	5,646,960
		32,155,703
SOFTWARE—7.3%
Intuit Inc.*	187,800	5,064,966
Microsoft Corp.	951,300	27,131,076
NAVTEQ Corp.*	28,600	2,122,406
Satyam Computer Services Ltd.#	218,200	5,603,376
Solera Holdings Inc.*	243,000	6,271,830
Tele Atlas NV*	24,900	1,100,977
TomTom NV*	39,600	1,381,032
		48,675,663
TELECOMMUNICATIONS—3.8%
America Movil SAB de CV#	14,300	828,828
American Tower Corp., Cl. A*	49,669	2,156,628
Atheros Communications Inc.*	284,680	7,578,182
Nice Systems Ltd.*#	234,100	7,453,744
SAVVIS Inc.*	175,500	2,571,075
Sonus Networks Inc.*	1,287,800	5,164,078
		25,752,535
TOYS/GAMES/HOBBIES—1.1%
Nintendo Co Ltd.#	110,400	7,539,757
TOTAL COMMON STOCKS (Cost $648,820,148)		626,161,474

THE ALGER INSTITUTIONAL FUNDS | ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND

Schedule of Investments (Continued) (Unaudited) April 30, 2008

CONVERTIBLE CORPORATE BONDS—.2%	PRINCIPAL AMOUNT	VALUE
APPAREL
Iconix Brand Group Inc., 1.875%, 6/30/12 (Cost $1,195,000)	$1,195,000	$1,024,713
SHORT-TERM INVESTMENTS—6.7%
TIME DEPOSITS
Branch Bank & Trust Grand Cayman, 1.84%, 5/1/08	26,100,000	26,100,000
Wachovia London, 1.84%, 5/1/08	18,650,173	18,650,173
TOTAL TIME DEPOSITS (Cost $44,750,173)		44,750,173
Total Investments (Cost $694,765,320)(a)	100.4%	671,936,360
Liabilities in Excess of Other Assets	(0.4)	(2,395,593)
NET ASSETS	100.0%	$669,540,767

  *  Non-income producing securities.

  #  American Depositary Trust

  (a)  At April 30, 2008, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $694,765,321 amounted to $22,828,960 which consisted of aggregate gross unrealized appreciation of $35,256,440 and aggregate gross unrealized depreciation of $58,085,400.

See Notes to Financial Statements.

(This page has been intentionally left blank.)

THE ALGER INSTITUTIONAL FUNDS

Statements of Assets and Liabilities (Unaudited) April 30, 2008

	LargeCap Growth Fund	SmallCap Growth Fund
ASSETS:
Investments in securities, at value (identified cost*) see accompanying schedules of investments	$57,922,007	$918,522,128
Receivable for investment securities sold	246,205	2,735,798
Receivable foreign currency contracts	—	—
Receivable for shares of beneficial interest sold	209,739	3,643,932
Dividends and interest receivable	29,821	38,458
Prepaid expenses	28,099	72,929
Total Assets	58,435,871	925,013,245
LIABILITES:
Payable for investment securities purchased	476,986	1,538,356
Payable for shares of beneficial interest redeemed	111,717	1,326,798
Accrued investment advisory fees	1,130	20,387
Accrued transfer agent fees	5,785	318,638
Accrued distribution fees	119	686
Accrued administrative fees	64	1,007
Accrued shareholder servicing fees	398	6,292
Accrued expenses	18,905	64,083
Total Liabilites	615,104	3,276,247
NET ASSETS	$57,820,767	$921,736,998
Net assets consist of:
Paid in capital	$62,650,432	$961,449,925
Undistributed net investment income (accumulated loss)	(74,573)	(3,983,261)
Undistributed net realized gain (accumulated loss)	(3,647,112)	(30,895,758)
Net unrealized appreciation on investments	(1,107,980)	(4,833,908)
NET ASSETS	$57,820,767	$921,736,998
SHARES OF BENEFICIAL INTEREST OUTSTANDING—NOTE 6
Class I	3,303,801	35,087,208
Class R	590,959	2,073,785
Net Asset Value Per Share
Class I	$14.90	$24.84
Class R	$14.55	$24.24
*Identified Cost	$59,029,973	$923,356,036

See Notes to Financial Statements.

	MidCap Growth Fund	Capital Appreciation Fund
ASSETS:
Investments in securities, at value (identified cost*) see accompanying schedules of investments	$1,788,617,387	$671,936,360
Receivable for investment securities sold	74,230,751	15,144,564
Receivable foreign currency contracts	906	3,747
Receivable for shares of beneficial interest sold	11,547,944	3,369,628
Dividends and interest receivable	675,290	223,187
Prepaid expenses	101,053	50,178
Total Assets	1,875,173,331	690,727,664
LIABILITES:
Payable for investment securities purchased	85,708,263	19,890,029
Payable for shares of beneficial interest redeemed	6,401,320	1,188,373
Accrued investment advisory fees	37,219	14,842
Accrued transfer agent fees	93,351	24,526
Accrued distribution fees	956	868
Accrued administrative fees	1,959	733
Accrued shareholder servicing fees	12,243	4,581
Accrued expenses	172,029	62,945
Total Liabilites	92,427,340	21,186,897
NET ASSETS	$1,782,745,991	$669,540,767
Net assets consist of:
Paid in capital	$1,755,755,462	$697,763,062
Undistributed net investment income (accumulated loss)	(9,446,789)	(1,056,758)
Undistributed net realized gain (accumulated loss)	(127,409,023)	(4,347,357)
Net unrealized appreciation on investments	163,846,341	(22,818,180)
NET ASSETS	$1,782,745,991	$669,540,767
SHARES OF BENEFICIAL INTEREST OUTSTANDING—NOTE 6
Class I	103,662,163	30,745,300
Class R	4,374,280	3,294,755
Net Asset Value Per Share
Class I	$16.52	$19.72
Class R	$15.97	$19.21
*Identified Cost	$1,624,787,093	$694,765,320

THE ALGER INSTITUTIONAL FUNDS

Statements of Operations (Unaudited)

For the six months ended April 30, 2008

	LargeCap Growth Fund	SmallCap Growth Fund
INCOME:
Dividends (net of foreign withholding taxes*)	$241,833	$797,669
Interest and other	36,665	801,350
Total Income	278,498	1,599,019
EXPENSES:
Investment advisory fees—Note 3(a)	197,485	3,527,896
Distribution fees—Note 3(b)	21,242	117,874
Shareholder servicing fees—Note 3(e)	69,537	1,088,857
Administrative fees—Note 3(a)	10,280	160,965
Interest expense	—	216
Custodian fees	14,349	63,786
Transfer agent fees and expenses—Note 3(d)	6,274	462,134
Professional fees	3,775	11,839
Printing fees	3,230	51,300
Trustees fees	6,412	6,412
Registration fees	15,123	20,568
Miscellaneous	5,364	70,433
Total Expenses	353,071	5,582,280
NET INVESTMENT LOSS	(74,573)	(3,983,261)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) on investments	2,414,587	(24,012,710)
Net realized gain on foreign currency transactions	33,611	—
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(9,373,126)	(147,448,479)
Net realized and unrealized loss on investments and foreign currency	(6,924,928)	(171,461,189)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(6,999,501)	$(175,444,450)
*Foreign withholding taxes	$520	$—

See Notes to Financial Statements.

	MidCap Growth Fund	Capital Appreciation Fund
INCOME:
Dividends (net of foreign withholding taxes*)	$3,258,943	$1,860,292
Interest and other	818,154	869,856
Total Income	4,077,097	2,730,148
EXPENSES:
Investment advisory fees—Note 3(a)	6,980,609	2,530,828
Distribution fees—Note 3(b)	161,512	124,279
Shareholder servicing fees—Note 3(e)	2,296,253	781,120
Administrative fees—Note 3(a)	340,544	115,139
Interest expense	6,474	1,246
Custodian fees	136,322	62,693
Transfer agent fees and expenses—Note 3(d)	114,083	49,535
Professional fees	33,039	16,163
Printing fees	58,948	28,650
Trustees fees	6,412	6,412
Registration fees	25,785	26,937
Miscellaneous	155,685	43,904
Total Expenses	10,315,666	3,786,906
NET INVESTMENT LOSS	(6,238,569)	(1,056,758)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) on investments	(115,622,789)	5,073,438
Net realized gain on foreign currency transactions	—	880,628
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(197,081,639)	(82,365,182)
Net realized and unrealized loss on investments and foreign currency	(312,704,428)	(76,411,116)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(318,942,997)	$(77,467,874)
*Foreign withholding taxes	$32,170	$3,574

THE ALGER INSTITUTIONAL FUNDS

Statements of Changes in Net Assets

	LargeCap Growth Fund		SmallCap Growth Fund
	For the Six Months Ended April 30, 2008 (Unaudited)	For the Year Ended October 31, 2007	For the Six Months Ended April 30, 2008 (Unaudited)	For the Year Ended October 31, 2007
Net investment loss	$(74,573)	$(159,630)	$(3,983,261)	$(4,839,811)
Net realized gain (loss) on investments and foreign currency transactions	2,448,198	14,503,129	(24,012,710)	46,281,847
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(9,373,126)	1,792,315	(147,448,479)	112,536,968
Net increase (decrease) in net assets resulting from operations	(6,999,501)	16,135,814	(175,444,450)	153,979,004
Distributions to shareholders from:
Net realized gains
Class I	—	—	—	—
Class R	—	—	—	—
Total distributions to shareholders	—	—	—	—
Increase (decrease) from shares of beneficial interest transactions:
Class I	3,012,053	(68,755,483)	142,672,249	441,527,169
Class R	934,452	1,786,330	12,664,844	32,476,922
Net increase (decrease) from shares of beneficial interest transactions—Note 6	3,946,505	(66,969,153)	155,337,093	474,004,091
Total increase (decrease)	(3,052,996)	(50,833,339)	(20,107,357)	627,983,095
Net Assets:
Beginning of period	60,873,763	111,707,102	941,844,355	313,861,260
END OF PERIOD $57,820,767	$60,873,763	$921,736,998	$941,844,355	$1,782,745,991
Undistributed net investment income (accumulated loss)	$(74,573)	$—	$(3,983,261)	$—

See Notes to Financial Statements.

	MidCap Growth Fund		Capital Appreciation Fund
	For the Six Months Ended April 30, 2008 (Unaudited)	For the Year Ended October 31, 2007	For the Six Months Ended April 30, 2008 (Unaudited)	For the Year Ended October 31, 2007
Net investment loss	$(6,238,569)	$(8,584,775)	$(1,056,758)	$(1,036,528)
Net realized gain (loss) on investments and foreign currency transactions	(115,622,789)	334,251,916	5,954,066	63,602,689
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(197,081,639)	275,497,572	(82,365,182)	47,211,518
Net increase (decrease) in net assets resulting from operations	(318,942,997)	601,164,713	(77,467,874)	109,777,679
Distributions to shareholders from:
Net realized gains
Class I	(306,838,433)	(105,905,536)	—	—
Class R	(10,895,934)	(3,494,730)	—	—
Total distributions to shareholders	(317,734,367)	(109,400,266)	—	—
Increase (decrease) from shares of beneficial interest transactions:
Class I	295,794,974	207,121,687	140,661,966	269,214,084
Class R	21,424,920	10,462,384	28,976,601	26,986,851
Net increase (decrease) from shares of beneficial interest transactions—Note 6	317,219,894	217,584,071	169,638,567	296,200,935
Total increase (decrease)	(319,457,470)	709,348,518	92,170,693	405,978,614
Net Assets:
Beginning of period	2,102,203,461	1,392,854,943	577,370,074	171,391,460
END OF PERIOD $57,820,767	$	2,102,203,461	$669,540,767	$577,370,074
Undistributed net investment income (accumulated loss)	$(9,446,789)	$—	$(1,056,758)	$—

THE ALGER INSTITUTIONAL FUNDS

Financial Highlights for a share outstanding throughout the period

ALGER LARGECAP GROWTH INSTITUTIONAL FUND	CLASS I
	Six months ended 4/30/08 (iii)(iv)	Year ended 10/31/07	Year ended 10/31/06	Year ended 10/31/05	Year ended 10/31/04	Year ended 10/31/03
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$16.87	$13.25	$12.56	$10.86	$10.71	$8.70
Net investment income (loss) (ii)	(0.01)	(0.03)	(0.01)	0.04	(0.06)	(0.03)
Net realized and unrealized gain (loss) on investments	(1.96)	3.65	0.74	1.66	0.21	2.04
Total from investment operations	(1.97)	3.62	0.73	1.70	0.15	2.01
Dividend from net investment income	—	—	(0.04)	—	—	—
Net asset value, end of period	$14.90	$16.87	$13.25	$12.56	$10.86	$10.71
Total return	(11.7)%	27.3%	5.8%	15.7%	1.4%	23.1%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$49,221	$52,127	$106,335	$86,725	$88,098	$91,588
Ratio of expenses to average net assets	1.19%	1.32%	1.21%	1.08%	1.13%	1.14%
Ratio of net investment income (loss) to average net assets	(0.19)%	(0.19)%	(0.08)%	0.31%	(0.51)%	(0.31)%
Portfolio turnover rate	81.45%	192.18%	322.72%	249.06%	191.48%	255.49%

(i)  Commenced operations January 27, 2003.

(ii)  Amount was computed based on average shares outstanding during the period.

(iii)  Ratios have been annualized; total return and portfolio turnover have not been annualized.

(iv)  Unaudited.

See Notes to Financial Statements.

ALGER LARGECAP GROWTH INSTITUTIONAL FUND	CLASS R
	Six months ended 4/30/08 (iii)(v)	Year ended 10/31/07	Year ended 10/31/06	Year ended 10/31/05	Year ended 10/31/04	From 1/27/03 to 10/31/03 (i)(iii)
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$16.52	$13.04	$12.39	$10.76	$10.66	$8.12
Net investment income (loss) (ii)	(0.05)	(0.10)	(0.08)	(0.03)	(0.12)	(0.06)
Net realized and unrealized gain (loss) on investments	(1.92)	3.58	0.73	1.66	0.22	2.60
Total from investment operations	(1.97)	3.48	0.65	1.63	0.10	2.54
Dividend from net investment income	—	—	—	—	—	—
Net asset value, end of period	$14.55	$16.52	$13.04	$12.39	$10.76	$10.66
Total return	(11.9)%	26.7%	5.3%	15.2%	0.9%	31.3%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$8,600	$8,747	$5,372	$3,826	$2,493	$133
Ratio of expenses to average net assets	1.69%	1.81%	1.71%	1.57%	1.64%	1.62%
Ratio of net investment income (loss) to average net assets	(0.69)%	(0.72)%	(0.59)%	(0.29)%	(1.05)%	(0.84)%
Portfolio turnover rate	81.45%	192.18%	322.72%	249.06%	191.48%	255.49%

THE ALGER INSTITUTIONAL FUNDS

Financial Highlights for a share outstanding throughout the period

ALGER SMALLCAP GROWTH INSTITUTIONAL FUND	CLASS I
	Six months ended 4/30/08 (iii)(v)	Year ended 10/31/07		Year ended 10/31/06	Year ended 10/31/05	Year ended 10/31/04	Year ended 10/31/03
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$30.30	$23.98		$19.97	$16.07	$15.10	$10.97
Net investment income (loss) (ii)	(0.11)	(0.21)		(0.16)	(0.14)	(0.16)	(0.12)
Net realized and unrealized gain (loss) on investments	(5.35)	6.53		4.17	4.04	1.13	4.25
Total from investment operations	(5.46)	6.32		4.01	3.90	0.97	4.13
Net asset value, end of period	$24.84	$30.30		$23.98	$19.97	$16.07	$15.10
Total return	(18.0)%	26.4%		20.1%	24.3%	6.4%	37.7%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$871,466	$894,802		$305,843	$71,224	$69,788	$93,300
Ratio of expenses to average net assets	1.25%	1.30	%(iv)	1.31%	1.20%	1.25%	1.24%
Ratio of net investment income (loss) to average net assets	(0.89)%	(0.78)%		(0.74)%	(0.77)%	(1.03)%	(0.99)%
Portfolio turnover rate	31.07%	67.53%		88.67%	116.16%	135.80%	139.97%

(i)  Commenced operations January 27, 2003.

(ii)  Amount was computed based on average shares outstanding during the period.

(iii)  Ratios have been annualized; total return and portfolio turnover have not been annualized.

(iv)  Amount has been reduced by 0.03% due to expense reimbursement.

(v)  Unaudited.

See Notes to Financial Statements.

ALGER SMALLCAP GROWTH INSTITUTIONAL FUND	CLASS R
	Six months ended 4/30/08 (iii)(v)	Year ended 10/31/07		Year ended 10/31/06	Year ended 10/31/05	Year ended 10/31/04	From 1/27/03 to 10/31/03 (i)(iii)
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$29.64	$23.58		$19.74	$15.93	$15.05	$10.72
Net investment income (loss) (ii)	(0.18)	(0.35)		(0.28)	(0.22)	(0.25)	(0.14)
Net realized and unrealized gain (loss) on investments	(5.22)	6.41		4.12	4.03	1.13	4.47
Total from investment operations	(5.40)	6.06		3.84	3.81	0.88	4.33
Net asset value, end of period	$24.24	$29.64		$23.58	$19.74	$15.93	$15.05
Total return	(18.2)%	25.7%		19.5%	23.9%	5.8%	40.4%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$50,271	$47,042		$8,018	$2,487	$284	$70
Ratio of expenses to average net assets	1.75%	1.83	%(iv)	1.83%	1.68%	1.75%	1.74%
Ratio of net investment income (loss) to average net assets	(1.39)%	(1.32)%		(1.26)%	(1.20)%	(1.55)%	(1.49)%
Portfolio turnover rate	31.07%	67.53%		88.67%	116.16%	135.0%	139.97%

THE ALGER INSTITUTIONAL FUNDS

Financial Highlights for a share outstanding throughout the period

ALGER MIDCAP GROWTH INSTITUTIONAL FUND	CLASS I
	Six months ended 4/30/08 (iii)(iv)	Year ended 10/31/07	Year ended 10/31/06	Year ended 10/31/05	Year ended 10/31/04	Year ended 10/31/03
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$23.24	$17.29	$17.57	$15.38	$14.78	$10.76
Net investment income (loss) (ii)	(0.06)	(0.11)	(0.09)	(0.11)	(0.13)	(0.11)
Net realized and unrealized gain (loss) on investments	(3.13)	7.44	1.69	2.55	0.73	4.13
Total from investment operations	(3.19)	7.33	1.60	2.44	0.60	4.02
Distributions from net realized gains	(3.53)	(1.38)	(1.88)	(0.25)	—	—
Net asset value, end of period	$16.52	$23.24	$17.29	$17.57	$15.38	$14.78
Total return	(15.2)%	45.5%	9.5%	16.0%	4.1%	37.4%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$1,712,889	$2,032,326	$1,349,500	$1,093,486	$839,273	$540,742
Ratio of expenses to average net assets	1.11%	1.17%	1.13%	1.10%	1.15%	1.17%
Ratio of net investment income (loss) to average net assets	(0.66)%	(0.54)%	(0.54)%	(0.64)%	(0.87)%	(0.89)%
Portfolio turnover rate	147.30%	274.32%	253.59%	237.74%	190.93%	217.33%

(i)  Commenced operations January 27, 2003.

(ii)  Amount was computed based on average shares outstanding during the period.

(iii)  Ratios have been annualized; total return and portfolio turnover have not been annualized.

(iv)  Unaudited.

See Notes to Financial Statements.

ALGER MIDCAP GROWTH INSTITUTIONAL FUND	CLASS R
	Six months ended 4/30/08 (iii)(iv)	Year ended 10/31/07	Year ended 10/31/06	Year ended 10/31/05	Year ended 10/31/04	From 1/27/03 to 10/31/03 (i)(iii)
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$22.64	$16.95	$17.34	$15.25	$14.73	$10.25
Net investment income (loss) (ii)	(0.10)	(0.20)	(0.18)	(0.19)	(0.21)	(0.14)
Net realized and unrealized gain (loss) on investments	(3.04)	7.27	1.67	2.53	0.73	4.62
Total from investment operations	(3.14)	7.07	1.49	2.34	0.52	4.48
Distributions from net realized gains	(3.53)	(1.38)	(1.88)	(0.25)	—	—
Net asset value, end of period	$15.97	$22.64	$16.95	$17.34	$15.25	$14.73
Total return	(15.4)%	44.7%	9.0%	15.4%	3.5%	43.7%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$69,857	$69,877	$43,355	$22,127	$12,000	$790
Ratio of expenses to average net assets	1.60%	1.67%	1.63%	1.60%	1.65%	1.66%
Ratio of net investment income (loss) to average net assets	(1.16)%	(1.04)%	(1.05)%	(1.15)%	(1.37)%	(1.40)%
Portfolio turnover rate	147.30%	274.32%	253.59%	237.74%	190.93%	217.33%

THE ALGER INSTITUTIONAL FUNDS

Financial Highlights for a share outstanding throughout the period

ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND	CLASS I
	Six months ended 4/30/08 (iii)(iv)	Year ended 10/31/07	Year ended 10/31/06	Year ended 10/31/05	Year ended 10/31/04	Year ended 10/31/03
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$22.27	$15.77	$13.28	$11.05	$11.06	$8.97
Net investment income (loss) (ii)	(0.03)	(0.06)	(0.06)	—	(0.10)	(0.06)
Net realized and unrealized gain (loss) on investments	(2.52)	6.56	2.55	2.23	0.09	2.15
Total from investment operations	(2.55)	6.50	2.49	2.23	(0.01)	2.09
Net asset value, end of period	$19.72	$22.27	$15.77	$13.28	$11.05	$11.06
Total return	(11.5)%	41.3%	18.7%	20.2%	(0.1)%	23.3%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$606,256	$537,928	$165,422	$128,646	$124,889	$160,569
Ratio of expenses to average net assets	1.17%	1.23%	1.27%	1.17%	1.23%	1.23%
Ratio of net investment income (loss) to average net assets	(0.30)%	(0.33)%	(0.38)%	0.04%	(0.87)%	(0.59)%
Portfolio turnover rate	101.40%	232.13%	225.25%	148.91%	160.00%	187.72%

(i)  Commenced operations January 27, 2003.

(ii)  Amount was computed based on average shares outstanding during the period.

(iii)  Ratios have been annualized; total return and portfolio turnover have not been annualized.

(iv)  Unaudited.

See Notes to Financial Statements.

ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND	CLASS R
	Six months ended 4/30/08 (iii)(iv)	Year ended 10/31/07	Year ended 10/31/06	Year ended 10/31/05	Year ended 10/31/04	From 1/27/03 to 10/31/03 (i)(iii)
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$21.75	$15.47	$13.09	$10.95	$11.01	$8.36
Net investment income (loss) (ii)	(0.08)	(0.16)	(0.15)	(0.06)	(0.16)	(0.08)
Net realized and unrealized gain (loss) on investments	(2.46)	6.44	2.53	2.20	0.10	2.73
Total from investment operations	(2.54)	6.28	2.38	2.14	(0.06)	2.65
Net asset value, end of period	$19.21	$21.75	$15.47	$13.09	$10.95	$11.01
Total return	(11.7)%	40.6%	18.2%	19.5%	(0.5)%	31.7%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$63,285	$39,442	$5,969	$1,073	$706	$66
Ratio of expenses to average net assets	1.67%	1.72%	1.79%	1.67%	1.73%	1.72%
Ratio of net investment income (loss) to average net assets	(0.81)%	(0.86)%	(0.90)%	(0.51)%	(1.39)%	(1.01)%
Portfolio turnover rate	101.40%	232.13%	225.25%	148.91%	160.00%	187.72%

THE ALGER INSTITUTIONAL FUNDS |

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Institutional Funds (the "Trust"), is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust operates as a series company and currently issues an unlimited number of shares of beneficial interest in four funds—LargeCap Growth Fund, SmallCap Growth Fund, MidCap Growth Fund and Capital Appreciation Fund (collectively, the "Funds" or individually, each a "Fund"). The LargeCap Growth Fund, SmallCap Growth Fund, MidCap Growth Fund and Capital Appreciation Fund normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation.

Each Fund offers Class I and Class R shares. Class R shares were first offered January 27, 2003. Each class has identical rights to assets and earnings except that only Class R shares have a plan of distribution and bear the related expenses.

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: Investments of the Funds are valued on each day the New York Stock Exchange (the "NYSE") is open as of the close of the NYSE (currently 4:00 p.m. Eastern time). Securities for which such information is readily available are valued at the last reported sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of reported sales, securities are valued at a price within the bid and asked price or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Funds invest may be traded in markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE (normally 4:00 p.m. Eastern time) may result in adjustments to the closing prices to reflect what the investment manager, pursuant to policies established by the Board of Trustees, believes to be the fair values of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open.

Short-term securities having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Shares of mutual funds are valued at the net asset value of the underlying mutual fund.

Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) defines fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value

THE ALGER INSTITUTIONAL FUNDS |

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal period. These inputs are summarized in the three broad levels listed below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Recent Accounting Pronouncements

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund's financial statements and related disclosures.

(b) Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.

Premiums and discounts on debt securities purchased are amortized or accreted over the lives of the respective securities.

(c) Foreign Currency Translations: The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the prevailing rates of exchange on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from the disposition of foreign currencies, currency gains and losses realized between the trade dates and settlement dates of security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates

THE ALGER INSTITUTIONAL FUNDS |

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

on investments in securities are included in realized and unrealized gain or loss on investments in the Statements of Operations.

(d) Lending of Fund Securities: The Funds may lend their securities to financial institutions, provided that the market value of the securities loaned will not at any time exceed one third of a Fund's total assets, as defined. The Funds earn fees on the securities loaned. In order to protect against the risk of failure by the borrower to return the securities loaned or any delay in the delivery of such securities, the loan is collateralized by cash, letters of credit or U.S. Government securities that are maintained in an amount equal to at least 100 percent of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any required additional collateral is delivered to the Funds on the next business day. There were no securities on loan during the six months ended April 30, 2008.

(e) Dividends to Shareholders: Dividends payable to shareholders are recorded on the ex-dividend date. With respect to all Funds, dividends from net investment income and distributions from net realized gains, offset by any loss carry forward, are declared and paid annually after the end of the fiscal year in which earned.

Each class is treated separately in determining the amounts of dividends of net investment income payable to holders of its shares.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Funds' distributions may be shown in the accompanying financial statements as either from, or in excess of net investment income, net realized gain on investment transactions or return of capital, depending on the type of book/tax differences that may exist. Capital accounts within the financial statements are adjusted for permanent book/tax differences. Reclassifications result primarily from the differences in tax treatment of net operating losses, foreign currency transactions and amortization adjustments on debt securities. The reclassifications had no impact on the net asset values of the Funds and are designed to present the Funds' capital accounts on a tax basis.

(f) Federal Income Taxes: It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income to its shareholders. Provided a Fund maintains such compliance, no federal income tax provision is required. Each Fund is treated as a separate entity for the purpose of determining such compliance.

(g) Allocation Methods: The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to each Fund are charged to that Fund's operations; expenses which are applicable to all Funds are allocated among them based on net assets. Income, realized and unrealized gains and losses, and expenses of each Fund, are allocated among the Fund's classes based on relative net assets, with the exception of distribution fees, which are only applicable to Class R shares.

THE ALGER INSTITUTIONAL FUNDS |

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

(h) Indemnification: The Trust enters into contracts that contain a variety of indemnification provisions. The Trust's maximum exposure under these arrangements is unknown. The Trust does not anticipate recognizing any loss related to these arrangements.

(i) Other: These financial statements have been prepared in accordance with U.S. generally accepted accounting principles, which require using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates.

NOTE 3 — Investment Advisory Fees and Other Transactions with Affiliates:

(a) Investment Advisory and Administration Fees: Fees incurred by each Fund, pursuant to the provisions of its Investment Advisory Agreement and its Administration Agreement with Fred Alger Management, Inc. (Alger Management), are payable monthly and computed based on the value of the average daily net assets of each Fund, at the following rates:

	Advisory Fee	Administration Fee through March 16, 2008	Administration Fee Effective March 17, 2008
LargeCap Growth Fund	.71%	.04%	.0275%
SmallCap Growth Fund	.81	.04	.0275
MidCap Growth Fund	.76	.04	.0275
Capital Appreciation Fund	.81	.04	.0275

Prior to September 12, 2006, Alger Management provided both advisory services and administrative services to each Fund pursuant to a separate investment management agreement with each Fund.

(b) Distribution Fees: Class R Shares: The Funds have adopted a Distribution Plan pursuant to which Class R shares of each Fund pays Fred Alger & Company, Incorporated, the Trust's distributor (the "Distributor") and an affiliate of Alger Management, a fee at the annual rate of .50% of the respective average daily net assets of the Class R shares of the designated Funds to compensate the Distributor for its activities and expenses incurred in distributing the Class R shares. The fees charged may be more or less than the expenses incurred by the Distributor.

(c) Brokerage Commissions: During the six months ended April 30, 2008, the LargeCap Growth Fund, the SmallCap Growth Fund, the MidCap Growth Fund and the Capital Appreciation Fund paid the Distributor commissions of $33,732, $278,330, $2,140,657 and $438,478, respectively, in connection with securities transactions.

(d) Shareholder Administrative Fees: The Trust has entered into a shareholder administrative services agreement with Alger Management, to compensate Alger Management on a per account basis for its liaison and administrative oversight of

THE ALGER INSTITUTIONAL FUNDS |

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Boston Financial Data Services, Inc., the transfer agent, and other related services. During the six months ended April 30, 2008, the LargeCap Growth Fund, SmallCap Growth Fund, MidCap Growth Fund and Capital Appreciation Fund incurred fees of $188, $67,386, $3,654 and $4,031 respectively, for these services provided by Alger Management which are included in transfer agent fees and expenses in the Statement of Operations.

(e) Shareholder Servicing Fees: Effective June 1, 2007, the Trust has entered into a shareholder servicing agreement with Alger Inc. whereby Alger Inc. provides the Trust with ongoing servicing of shareholder accounts. As Compensation for such services, each Fund pays Alger Inc. a monthly fee at an annual rate of .25% of the value of its average daily net assets.

(f) Trustee Fees: Each Fund pays each trustee who is not affiliated with Alger Management or its affiliates $500 for each meeting attended, to a maximum of $2,000 per annum. The Chairman of the Board of Trustees receives an additional annual fee of $10,000 which is paid, pro rata, by all funds managed by Alger Management. Additionally, each member of the audit committee receives an additional $50 from each Fund for each audit committee meeting attended, to a maximum of $200 per annum.

(g) Other Transactions With Affiliates: Certain trustees and officers of the Trust are directors and officers of Alger Management, the Distributor and Alger Services.

NOTE 4 — Securities Transactions:

The following summarizes the securities transactions by the Funds, other than short-term securities, for the six months ended April 30, 2008:

	PURCHASES	SALES
LargeCap Growth Fund	$46,330,835	$44,025,460
SmallCap Growth Fund	412,036,197	263,149,458
MidCap Growth Fund	2,718,095,799	2,699,925,873
Capital Appreciation Fund	722,571,963	589,620,100

NOTE 5 — Lines of Credit:

The Trust participated in $50 million committed lines of credit with other mutual funds managed by Alger Management through March 14, 2008. All borrowings had variable interest rates and were payable on demand.

With the exception of the Capital Appreciation Fund, the Trust borrows under such lines of credit exclusively for temporary or emergency purposes. The Capital Appreciation Fund may borrow under these lines up to 1/3 of the value of its assets, to purchase additional securities. To the extent the Capital Appreciation Fund borrows under these lines, it must pledge securities with a total value of at

THE ALGER INSTITUTIONAL FUNDS |

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

least twice the amount borrowed. Effective March 17, 2008, the funds borrows from its custodian on an uncommitted basis.

For the six months ended April 30, 2008, the Trust had the following borrowings:

	AVERAGE BORROWING	WEIGHTED AVERAGE INTEREST RATE
SmallCap Growth Fund	$11,714	3.63%
MidCap Growth Fund	308,302	4.15
Capital Appreciation Fund	13,736	3.56

NOTE 6 — Share Capital:

The Trust has an unlimited number of authorized shares of beneficial interest of $.001 par value which are presently divided into four series. Each series is divided into two separate classes.

During the six months ended April 30, 2008, transactions of shares of beneficial interest were as follows:

	SHARES	AMOUNT
LARGECAP GROWTH FUND
Class I
Shares sold	1,065,320	$16,043,224
Shares redeemed	(851,639)	(13,031,171)
Net increase	213,681	$3,012,053
LARGECAP GROWTH FUND
Class R
Shares sold	173,826	$2,588,895
Shares redeemed	(112,385)	(1,654,443)
Net increase	61,441	$934,452
SMALLCAP GROWTH FUND
Class I
Shares sold	10,151,186	$261,007,363
Shares redeemed	(4,598,915)	(118,335,114)
Net increase	5,552,271	$142,672,249
Class R
Shares sold	863,013	$22,127,044
Shares redeemed	(376,185)	(9,462,200)
Net increase	486,828	$12,664,844

THE ALGER INSTITUTIONAL FUNDS |

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	SHARES	AMOUNT
MIDCAP GROWTH FUND
Class I
Shares sold	27,866,444	$503,000,964
Dividends reinvested	13,730,131	251,810,604
Shares redeemed	(25,381,034)	(459,016,594)
Net increase	16,215,541	$295,794,974
Class R
Shares sold	1,855,220	$31,817,951
Dividends reinvested	275,824	4,898,632
Shares redeemed	(843,709)	(15,291,663)
Net increase	1,287,335	$21,424,920
CAPITAL APPRECIATION FUND
Class I
Shares sold	11,756,909	$242,807,870
Shares redeemed	(5,166,486)	(102,145,904)
Net increase	6,590,423	$140,661,966
Class R
Shares sold	1,848,975	$36,019,445
Shares redeemed	(367,867)	(7,042,844)
Net increase	1,481,108	$28,976,601

During the year ended October 31, 2007, transactions of shares of beneficial interest were as follows:

	SHARES	AMOUNT
LARGECAP GROWTH FUND
Class I
Shares sold	1,570,277	$23,081,729
Shares redeemed	(6,507,676)	(91,837,212)
Net decrease	(4,937,399)	$(68,755,483)
Class R
Shares sold	303,055	$4,427,270
Shares redeemed	(185,509)	(2,640,940)
Net increase	117,546	$1,786,330

THE ALGER INSTITUTIONAL FUNDS |

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	SHARES	AMOUNT
SMALLCAP GROWTH FUND
Class I
Shares sold	23,138,022	$612,294,019
Shares redeemed	(6,357,696)	(170,766,850)
Net increase	16,780,326	$441,527,169
Class R
Shares sold	1,560,038	$40,720,126
Shares redeemed	(313,081)	(8,243,204)
Net increase	1,246,957	$32,476,922
MIDCAP GROWTH FUND
Class I
Shares sold	36,433,129	$720,986,230
Dividends reinvested	5,120,164	86,991,587
Shares redeemed	(32,166,978)	(600,856,130)
Net increase	9,386,315	$207,121,687
Class R
Shares sold	1,665,514	$31,680,100
Dividends reinvested	82,715	1,374,727
Shares redeemed	(1,218,937)	(22,592,443)
Net increase	529,292	$10,462,384
CAPITAL APPRECIATION FUND
Class I
Shares sold	16,699,383	$324,186,877
Shares redeemed	(3,037,507)	(54,972,793)
Net increase	13,661,876	$269,214,084
CAPITAL APPRECIATION FUND
Class R
Shares sold	1,724,940	$32,565,363
Shares redeemed	(297,044)	(5,578,512)
Net increase	1,427,896	$26,986,851

THE ALGER INSTITUTIONAL FUNDS |

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 7 — Tax Character of Distributions to Shareholders:

The tax character of distributions paid during the six months ended April 30, 2008 and the year ended October 31, 2007 were as follows:

	SIX MONTHS ENDED APRIL 30, 2008	YEAR ENDED OCTOBER 31, 2007
MIDCAP GROWTH FUND
Distributions paid from:
Ordinary income	$295,577,096	$48,716,257
Long-term capital gain	22,157,271	60,684,009
Total distributions paid	$317,734,367	$109,400,266

As of October 31, 2007, the components of distributable earnings on a tax basis were as follows:

LARGECAP GROWTH FUND
Undistributed ordinary income	$—
Undistributed long-term gain	—
Unrealized appreciation	$8,186,352
SMALLCAP GROWTH FUND
Undistributed ordinary income	$—
Undistributed long-term gain	—
Unrealized appreciation	141,386,221
MIDCAP GROWTH FUND
Undistributed ordinary income	$295,570,615
Undistributed long-term gain	22,157,687
Unrealized appreciation	345,939,590
CAPITAL APPRECIATION FUND
Undistributed ordinary income	$—
Undistributed long-term gain	—
Unrealized appreciation	58,267,522

The differences between book basis and tax basis unrealized appreciation is determined annually and is attributable primarily to the tax deferral of losses on wash sales.

At October 31, 2007, the Funds, for federal income tax purposes, had capital loss carryforwards which expire as set forth in the table below. These amounts may be applied against future net realized gains until the earlier of their utilization or expiration.

EXPIRATION DATE

	2010	2011	2012	2013	2014	TOTAL
LargeCap Growth Fund	$945,854	$5,070,663	—	—	—	$6,016,517
SmallCap Growth Fund	$5,654,698	—	—	—	—	$5,654,698
Capital Appreciation Fund	$9,021,946	—	—	—	—	$9,021,946

THE ALGER INSTITUTIONAL FUNDS |

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 8 — Litigation:

Alger Management has responded to inquiries, document requests and/or subpoenas from various regulatory authorities, in connection with their investigations of practices in the mutual fund industry identified as "market timing" and "late trading." On October 11, 2006, Alger Management, Alger Inc. and Alger Shareholder Services, Inc. executed an Assurance of Discontinuance with the Office of the New York State Attorney General ("NYAG"). On January 18, 2007 the Securities and Exchange Commission issued an order implementing settlements reached with Alger Management and Alger Inc. As part of the settlements with the Commission and the NYAG, without admitting or denying liability, the firms paid $30 million to reimburse fund shareholders and a fine of $10 million; and agreed to certain other remedial measures including a reduction in management fees of $1 million per year for five years. The entire $40 million and fee reduction will be available for the benefit of investors. Alger Management has advised the Funds that the settlement has not adversely affected the operations of Alger Management, Alger Inc. or their affiliates, or adversely affected their ability to continue to provide services to the Funds.

On August 31, 2005, the West Virginia Securities Commissioner (the "WVSC") in an ex parte Summary Order to Cease and Desist and Notice of Right to Hearing concluded that Alger Management and Alger Inc. had violated the West Virginia Uniform Securities Act (the "WVUSA"), and ordered Alger Management and Alger Inc. to cease and desist from further violations of the WVUSA by engaging in the market-timing related conduct described in the order. The ex parte order provided notice of their right to a hearing with respect to the violations of law asserted by the WVSC. Other firms unaffiliated with Alger Management were served with similar orders. Alger Management and Alger Inc. intend to request a hearing for the purpose of seeking to vacate or modify the order.

In addition, in 2003 and 2004 several purported class actions and shareholder derivative suits were filed against various parties in the mutual fund industry, including Alger Management, certain mutual funds managed by Alger Management (the "Alger Mutual Funds"), and certain current and former Alger Mutual Fund trustees and officers, alleging wrongful conduct related to market-timing and late-trading by mutual fund shareholders. These cases were transferred to the U.S. District Court of Maryland by the Judicial Panel on Multidistrict Litigation for consolidated pre-trial proceedings. In September 2004, consolidated amended complaints involving these cases — a Consolidated Amended Fund Derivative Complaint (the "Derivative Complaint") and two substantially identical Consolidated Amended Class Action Complaints (together, the "Class Action Complaint") — were filed in the Maryland federal district court under the caption number 1:04-MD-15863 (JFM). In April 2005, a civil lawsuit involving similar allegations was filed by the West Virginia Attorney General and also transferred to the Maryland District Court, but such lawsuit has since been withdrawn.

THE ALGER INSTITUTIONAL FUNDS |

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The Derivative Complaint (which was later amended a second time) alleged (i) violations, by Alger Management and, depending on the specific offense alleged, by Alger Inc. and/or the fund trustee defendants, of Sections 36(a), 36(b), 47, and 48 of the Investment Company Act of 1940, as amended, (the "1940 Act") and of Sections 206 and 215 of the Investment Advisers Act of 1940, as amended, breach of fiduciary duty, and breach of contract, (ii) various offenses by other third-party defendants, and (iii) unjust enrichment by all the named defendants. The Class Action Complaint alleged, in addition to the offenses listed above, (i) violations, by Alger Management, Alger Inc., their affiliates, the funds named as defendants, including the Funds, and the current and former fund trustees and officers, of Sections 11, 12(a)(2), and 15 of the Securities Act of 1933, as amended, Sections 10(b) (and Rule 10b-5 thereunder) and 20(a) of the Securities Exchange Act of 1934, as amended, (the "1934 Act"), and Section 34(b) of the Investment Company Act, (ii) breach of contract by the funds named as defendants, and (iii) unjust enrichment of the defendants.

Motions to dismiss the Class Action Complaint and the Derivative Complaint were subsequently filed.

As a result of a series of court orders, all claims in the Class Action Complaint and the Derivative Complaint have been dismissed, other than claims under the 1934 Act against Alger Management, Alger Inc., Alger Associates, Inc. and Alger Shareholder Services, Inc., and certain present and former members of the senior management of Alger Management and/or Alger Inc., and claims under Section 36(b) of the Investment Company Act against Alger Management, Alger Inc., Alger Associates, Inc. and Alger Shareholder Services, Inc.

THE ALGER INSTITUTIONAL FUNDS

ADDITIONAL INFORMATION (Unaudited)

Shareholder Expense Example

As a shareholder of the Funds, you incur two types of costs: transaction costs, if applicable, and ongoing costs, including management fees, distribution (12b-1) fees, if applicable, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the six-month period starting November 1, 2007 and ending April 30, 2008.

Actual Expenses

The first line for each class of shares in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you would have paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class of shares in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class of shares and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line under each class of shares in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

THE ALGER INSTITUTIONAL FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Shareholder Expense Example (Continued)

		Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During the Period November 1, 2007 to April 30, 2008(b)	Ratio of Expenses to Average Net Assets For the Six Months Ended April 30, 2008(c)
ALGER LARGECAP GROWTH INSTITUTIONAL FUND
Class I	Actual	$1,000.00	$883.20	$5.57	1.19%
	Hypothetical(a)	1,000.00	1,018.95	5.97	1.19
Class R	Actual	1,000.00	880.80	7.90	1.69
	Hypothetical(a)	1,000.00	1,016.46	8.47	1.69
ALGER SMALLCAP GROWTH INSTITUTIONAL FUND
Class I	Actual	$1,000.00	$819.80	$5.66	1.25%
	Hypothetical(a)	1,000.00	1,018.65	6.27	1.25
Class R	Actual	1,000.00	1,182.20	9.49	1.75
	Hypothetical(a)	1,000.00	1,016.16	8.77	1.75
ALGER MIDCAP GROWTH INSTITUTIONAL FUND
Class I	Actual	$1,000.00	$847.80	$5.10	1.11%
	Hypothetical(a)	1,000.00	1,019.34	5.57	1.11
Class R	Actual	1,000.00	845.80	7.34	1.60
	Hypothetical(a)	1,000.00	1,016.91	8.02	1.60
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Class I	Actual	$1,000.00	$885.50	$5.48	1.17%
	Hypothetical(a)	1,000.00	1,019.05	5.87	1.17
Class R	Actual	1,000.00	883.20	7.82	1.67
	Hypothetical(a)	1,000.00	1,016.56	8.37	1.67

(a)  5% annual return before expenses.

(b)  Expenses are equal to the annualized expense ratio of the respective share class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

(c)  Annualized.

Proxy Voting Policies

A description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities and the proxy voting record is available, without charge, by calling (800) 992-3362 or online on the Funds' website at http://www.alger.com or on the SEC's website at http://www.sec.gov.

THE ALGER INSTITUTIONAL FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Fund Holdings

The Funds' most recent month end portfolio holdings are available approximately sixty days after month end on the Funds' website at www.alger.com. The Funds also file their complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds' Forms N-Q is available online on the SEC's website at www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. A copy of the most recent quarterly holdings may also be obtained from the Funds by calling (800) 992-3362.

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THE ALGER INSTITUTIONAL FUNDS

111 Fifth Avenue
New York, NY 10003
(800) 992-3362
www.alger.com

Investment Manager

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003

Transfer Agent and Dividend Disbursing Agent

Boston Financial Data Services, Inc.
P.O. Box 8480
Boston, MA 02266

This report is submitted for the general information of the shareholders of The Alger Institutional Funds. It is not authorized for distribution to prospective investors unless accompanied by an effective Prospectus for the Trust, which contains information concerning the Trust's investment policies, fees and expenses as well as other pertinent information.

SAIF 043008

ITEM 2.  CODE OF ETHICS.
Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.  INVESTMENTS.

Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s second fiscal quarter of the period covered by this report that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a) (1) Not applicable

(a) (2) Certifications of principal executive officer and principal financial officer as required by rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

(a) (3) Not applicable

(b) Certifications of principal executive officer and principal financial officer as required by rule 30a-2(b) under the Investment Company Act of 1940 are attached as Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Institutional Funds

By:	/s/Dan C. Chung

Dan C. Chung

President

Date: June 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Dan C. Chung

Dan C. Chung

President

Date: June 17, 2008

By:	/s/Michael D. Martins

Michael D. Martins

Treasurer

Date: June 17, 2008